UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08922

Mutual of America Institutional Funds, Inc.

(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y. 10022

(Address of principal executive offices) (Zip code)

James J. Roth

Chairman of the Board, President and Chief Executive Officer

Mutual of America Institutional Funds, Inc.

320 Park Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:

(212) 224-1600

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders follows:

JUNE 30, 2020

Semi-Annual Reports of Mutual of America Institutional Funds

This report is not to be construed as an offering for sale. No offering is made except in conjunction with a prospectus, which must precede or accompany this report.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from Mutual of America. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by writing to us at 320 Park Avenue, New York, New York 10022, by calling 1-800-574-9267, or by sending an email to mutualofamerica@dfinsolutions.com. Your election to receive reports in paper will apply to all of the Funds.

ALL AMERICA FUND  EQUITY INDEX FUND  MID-CAP EQUITY INDEX FUND  SMALL CAP VALUE FUND  SMALL CAP GROWTH FUND  INTERNATIONAL FUND  BOND FUND  MONEY MARKET FUND

MUTUAL OF AMERICA

INSTITUTIONAL FUNDS, INC.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

320 PARK AVENUE, NEW YORK, NEW YORK 10022

Dear Shareholder:

We are pleased to present the Mutual of America Institutional Funds, Inc. (the “Investment Company”) Semi-Annual Report. This Report includes important information regarding the performance and financial position of the Investment Company’s funds for the six months ended June 30, 2020.

During the first half of 2020 (as measured through June 30, 2020), the S&P 500® Index (S&P 500) declined 3.1%. This was a result of two very different market environments. In the first three months, the S&P 500 was down 19.6%, and in the last three months, it appreciated 20.5%, which was its best quarterly performance since the fourth quarter of 1998. Most other equity indexes — both domestic and around the world — also posted losses. U.S. small cap stocks as measured by the Russell 2000 retreated 13.0%. Internationally, the MSCI EAFE (International Developed Markets Stocks) and MSCI EM (Emerging Markets Stocks) returned -11.3% and -9.8%, respectively.

Bond prices, as measured by the Bloomberg Barclays US Aggregate Bond Index, advanced 6.1%. However, rising bond prices, which translate into falling yields, are generally indicative of rising concern that the economy is slowing and perhaps heading toward recession. The yield on the benchmark 10-year Treasury note started the year at 1.92% and dropped 126 basis points to end the second quarter at 0.66%.

The first six months of this year proved to be a period of unimaginable events and surprises. The Great Lockdown likely tipped the world into its deepest economic contraction since the Great Depression. The Coronavirus has caused a devasting loss of life throughout the world, including the deaths of more than 158,000 Americans through August 3, 2020.1 Since March 21, 2020, 54 million initial jobless claims have been filed, and the stock market experienced its quickest decline on record. However, as astonishing as the global pandemic and its economic impact have been, the resilience of the American people and the rapid recovery of the financial markets are just as remarkable.

Global stimulus has been massive

The efforts by the Fed and other central banks around the world to provide liquidity to their countries’ economies through direct intervention in credit markets are unprecedented. To date, the U.S. Government has allocated $9.5 trillion in fiscal and monetary stimulus, accounting for approximately 44.4% of its Gross Domestic Product (GDP). Globally, $23.0 trillion of stimulus has been provided, including the commitment by the U.S., with much of the rest coming from the Eurozone and Japan.

The fiscal and monetary support are the driving forces allowing financial markets to stabilize and equity markets to experience a dramatic recovery. Given that the second-quarter GDP came in at -32.9%, which is the sharpest downturn on record, there is likely to be more fiscal stimulus in the coming months. To that end, as the Fed previously stated, it is committed to doing whatever it takes to revive the economy.

Unemployment is high, but better than expected

America’s labor market, measured by the nonfarm payroll report, unexpectedly rebounded in May by adding 2.5 million jobs. June was another strong month, adding another 4.8 million nonfarm payroll jobs. The bounce-back signals the economy is picking up faster than anticipated in response to the damage caused by stay-at-home orders initiated by almost every state in March and April.

While the markets continued to rally on this fast turnaround in hiring, particularly among furloughed workers, some economists have questioned the reliability of these numbers as the unemployment status for many workers is changing rapidly. We think it would be prudent to observe more data points in the coming months before affirming a downward trend in unemployment rates. Moreover, an unemployment level of 11.1% is still extremely high and could take years to return to pre-pandemic levels — in fact, it is roughly double what the nation experienced during the entire financial crisis from 2007 to 2009.

Complicating the landscape even more is the increase in unemployment benefits of $600 a week that was approved by Congress with bipartisan support in late March and ended on July 31. Congress came up with the $600 figure because that amount, together with state benefits, added up to the average weekly wage; therefore, workers would earn their full paycheck while being temporarily laid off. However, job losses have been concentrated among workers who make below-average wages. As a result, about two-thirds of those eligible are collecting more in the enhanced benefits than they earned while working, according to a study by University of Chicago economists. Many

1.	Centers for Disease Control and Prevention (CDC).

argue that this is a disincentive for unemployed workers to return to work. Nonetheless, it is likely that some amount of increase in unemployment benefits will be part of the next round of fiscal stimulus being negotiated by the Administration with Congress.

Outlook

While some forecasters predict that the economic bottom in the U.S. is near, few expect the economy to snap back to the way it was before the pandemic. The mandatory closing of businesses and the various steps taken by the federal, state and local governments to deal with the pandemic and the economic pain it has caused may lead to unintended consequences. While the financial markets have responded positively to fiscal and monetary stimulus, along with initial stages of reopening the economy and better unemployment levels, many risks remain in a post-pandemic era. These include the ongoing massive debt burden, the upcoming U.S. presidential election, structurally higher unemployment levels, more government intervention, heightened trade tensions between the U.S. and China, and new ways to conduct business. The possibility of a significant return of the virus looms as well. In short, the financial markets may have rebounded nicely so far, but there are many issues to resolve before the real economy gets back on track.

The total return performance (net of investment management expenses) for each of the Mutual of America Institutional Funds is reflected below:

Total Returns — Six Months Ended June 30, 2020

All America Fund	- 6.57%
Equity Index Fund	- 3.16%
Mid-Cap Equity Index Fund	-12.79%
Small Cap Value Fund	-25.77%
Small Cap Growth Fund	+ 1.49%
International Fund	-11.28%
Bond Fund	+ 6.67%
Money Market Fund	+ 0.42%

All Fund performance information presented throughout this report is historical, reflects the full reinvestment of dividends paid, and should not be considered indicative of future results.

The pages that immediately follow include brief discussions of each Fund’s performance for the six months ended June 30, 2020 compared to its relevant index.

Following the discussions are graphical representations of the asset allocations of each Fund and an illustration of each Fund’s operating expenses. The portfolios of each Fund and financial statements are presented in the pages that follow.

Thank you for your continued investment in our Funds.

Sincerely,

James J. Roth

Chairman of the Board,

President and Chief Executive Officer

Mutual of America Institutional Funds, Inc.

The views expressed in this Semi-Annual Report are subject to change at any time based on market and other conditions and should not be construed as a recommendation. This Report contains forward-looking statements, which speak only as of the date they were made and involve a number of risks and uncertainties that could cause actual results to differ materially from those expressed herein. Readers are cautioned not to place undue reliance on our forward-looking statements, as we assume no obligation to update these forward-looking statements. Readers assume any and all responsibility for any investment decision made as a result of the views expressed herein.

S&P® and S&P 500® are trademarks of Standard & Poor’s Financial Services LLC.

ALL AMERICA FUND (Unaudited)

The investment objective of the All America Fund is to outperform the S&P 500® Index (S&P 500). The All America Fund is approximately 60% passively invested in the 500 stocks that comprise the S&P 500, with the remaining 40% actively managed, comprised of 20% mid-cap capitalization stocks and 20% small cap stocks, thus providing exposure to all levels of market capitalization among domestic stocks.

For the six months ended June 30, 2020, the S&P 500 of large capitalization stocks decreased by -3.08% on a total return basis, while the Russell® Midcap Core Index was down -9.12% and the Russell Midcap® Value Index was down -18.09%. The Russell 2000® Growth Index decreased -3.06% and the Russell 2000® Value Index decreased -23.50%.

The All America Fund’s return for the six months ended June 30, 2020, before expenses was -6.34% and -6.57% after expenses versus the benchmark return of -3.08% The underperformance of the Fund versus the S&P 500 during the year was due to the underperformance of the small and mid capitalization segments of the fund as compared to the large capitalization benchmark.

EQUITY INDEX FUND (Unaudited)

The Equity Index Fund’s objective is to replicate the performance of the S&P 500® Index (S&P 500), which consists of 500 stocks chosen by Standard & Poor’s for market size, liquidity and industry group representation. The S&P 500 is a market-weighted index of 500 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ, with each stock’s weight in the index proportionate to its market value. The weightings make each company’s influence on the S&P 500’s performance directly proportional to that company’s market value.

The Equity Index Fund’s performance for the six months ended June 30, 2020, was -3.10% before expenses and -3.16% after expenses. The benchmark return was -3.08%. Note that the Equity Index Fund’s performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

MID-CAP EQUITY INDEX FUND (Unaudited)

The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P MidCap 400® Index (S&P MidCap 400). The S&P MidCap 400 is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company’s influence on the S&P MidCap 400’s performance directly proportional to that company’s market value. The companies included in the S&P MidCap 400 tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

The Mid-Cap Equity Index Fund’s performance for the six months ended June 30, 2020, was -12.74% before expenses and -12.79% after expenses. The return of the S&P MidCap 400 was -12.78%. Note that the performance of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

SMALL CAP VALUE FUND (Unaudited)

The investment objective of the Small Cap Value Fund is capital appreciation. The Small Cap Value Fund generally invests in companies that are below $3 billion in market capitalization and have lower price-to-book characteristics than the overall market.

For the six months ended June 30, 2020, the Small Cap Value Fund returned -25.46% before expenses and -25.77% after expenses versus a -23.50% return for the Russell 2000® Value Index.

Stock selection was the primary driver of negative performance versus the benchmark. Sectors contributing to Fund performance included Industrials and REITs, while sectors detracting from Fund performance included Health Care and Finance.

SMALL CAP GROWTH FUND (Unaudited)

The investment objective of the Small Cap Growth Fund is capital appreciation. The Small Cap Growth Fund invests in growth stocks within the small capitalization marketplace. The Fund returned 1.92% before expenses and 1.49% after expenses for the six months ended June 30, 2020. The Fund’s benchmark, the Russell 2000® Growth Index, returned -3.06% for the period.

Holding to our investment discipline buoyed our performance during the market downdraft of the first quarter as non-earners and highly levered companies declined sharply. As the market rallied in the second quarter, we kept pace.

For the six month period, Health Care and Technology contributed the most to our outperformance while the Consumer Discretionary and Financial sectors detracted the most from our performance. Overall stock selection was significantly positive to our performance as opposed to sector allocation.

Given fears of slowing global growth, consumer spending and consumer credit fears remain concerns for the overall equity market.

INTERNATIONAL FUND (Unaudited)

The International Fund seeks capital appreciation by investing, directly or indirectly, mainly in exchange traded funds that invest in stocks of large and mid-cap companies in developed market countries located outside of the United States and Canada that are reflected or contained in the Morgan Stanley Capital International, Inc. Europe, Australasia and Far East® Index (MSCI EAFE® Index). Currently the International Fund is invested mainly in exchange traded funds that reflect, replicate or follow the country weightings of the MSCI EAFE® Index. The Fund also has invested a small percentage of assets in exchange traded funds that provide exposure to emerging markets and to companies with small market capitalizations in developed market countries.

The International Fund launched in the beginning of May 2019 with an investment by Mutual of America and became available as an investment to shareholders on May 1, 2019. Performance for the six months ended June 30, 2020 was -11.22% before expenses and -11.28% after expenses. The return of the MSCI EAFE® benchmark was -11.34%. The fund’s benchmark closes earlier in the day than the actual market for the fund’s investments. This time lag can result in both positive and negative performance differences.

BOND FUND (Unaudited)

The Bond Fund’s primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk. It does this by investing primarily in investment grade publicly traded debt securities. A secondary objective is preservation of capital. The securities held by the Bond Fund include corporate, U.S. agency and mortgage-backed securities, all of which normally yield more than U.S. Treasury issues.

Over the long term, the Bond Fund’s strategy is to overweight corporate bonds, underweight U.S. Treasuries, and market weight mortgage-backed securities. The portfolio’s aim is to maintain a similar maturity profile to the benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, with an overweighting of BBB-rated issuers. To achieve the duration target, intermediate corporate and longer U.S. Treasury maturities are emphasized. The Bond Fund also stresses diversification in order to protect the Fund from unexpected credit events. Few corporate holdings exceed one-half of one percent of the Fund’s value. This extreme diversification will be maintained going forward as part of our risk control.

The fixed income market posted strong returns in the first six months of the year. The benchmark returned 6.14% for the two-quarter period ending June 30, 2020. All the asset classes represented in the Index delivered positive results during the period. In general, higher quality bonds outperformed lower and those with longer maturities outperformed shorter. Much of that was driven by the decrease in interest rates as Treasuries performed best. For the two quarters ending June 30, 2020, the Bond Fund returned 6.90% before expenses and 6.67% after expenses. The Fund’s outperformance was driven primarily by its exposure to intermediate and long-dated Treasuries and its underweight position in long-dated BBB securities.

Early in the year the Federal Reserve governors (the Fed) had telegraphed a neutral stance with respect to adjustments to the Fed Funds target. The emergence and economic impact of the Covid-19 virus quickly changed those plans as the Fed lowered rates twice, an inter-meeting cut of 50 basis points on March 3 and a 100 basis points, or 1.00% easing on March 15. This action returned the target range to 0-0.25%, a level first seen during the Global Financial Crisis of 2008-2009. Additionally, The Fed has implemented eleven programs since March designed to facilitate market liquidity. These programs are independent of the Fed’s commitment to buy Treasuries and mortgage-backed securities. The effect of these measures was the growth of the Fed’s balance sheet from $4.2 trillion in late February to $7.1 trillion in late June and the collapse of the three month Treasury-bill yield from about 1.50% in January to 0.13% at the end of June with a brief period in late March when it yielded less than 0%.

Interest rates traded with a slight downward bias for the first six weeks of the year. In March however, concerns about the strength of the Covid-19 economy and the collapse in crude oil prices served to quickly push yields to all-time lows. On March 9, for example, the thirty-year Treasury yield was less than 1%. Federal Reserve cuts of the Fed Funds target had a visible effect on the shape of the interest rate curve. As would be expected with these actions by the Fed, the curve steepened as yields on short-dated Treasuries fell more than did the yields of long-dated Treasuries. Two-year Treasury Notes yielded 1.57% on December 31, 2019 and 0.15% on June 30, 2020, a 142 basis point drop. Ten-year yields fell 126 basis points or 1.26% to 0.66%. The thirty-year bond yield fell the least with a 98 basis point drop to 1.41%.

Investment grade spreads ended 2019 at close to post-economic crisis tights. Much like Treasury yields, spreads moved without much direction through mid-February. Then, spreads which usually widen as conditions worsen did just that. By March 23, investment grade corporate bond spreads had widened to levels not seen since 2009. Spreads on bonds maturing in less than a year were greater than those of longer paper, a sign of market disfunction. It was about that time the Fed instituted several of the programs designed to restore liquidity and confidence to the market. It was met with some success as, by June 30, corporate spreads had recovered about half the widening of the January through March period.

MONEY MARKET FUND (Unaudited)

The Money Market Fund’s investment objective is to realize current income while maintaining liquidity, investment quality and stability of capital through investing in high-quality commercial paper issued by U.S. corporations and securities issued by the U.S. government and its agencies. For the six months ended June 30, 2020, the Money Market Fund returned 0.52% before expenses and 0.42% after expenses, compared to a 0.52% return for the FTSE 3-Month Treasury Bill Index. Note that the benchmark performance does not reflect any expenses.

Early in the year the Federal Reserve governors (the Fed) had telegraphed a neutral stance with respect to adjustments to the Fed Funds target. The emergence and economic impact of the Covid-19 virus quickly changed those plans as the Fed lowered rates twice, an inter-meeting cut of 50 basis points on March 3 and a 100 basis points, or 1.00% easing on March 15. This action returned the target range to 0-0.25%, a level first seen during the Global Financial Crisis of 2008-2009. Additionally, The Fed has implemented eleven programs since March designed to facilitate market liquidity. These programs are independent of the Fed’s commitment to buy Treasuries and mortgage-backed securities. The effect of these measures was the growth of the Fed’s balance sheet from $4.2 trillion in late February to $7.1 trillion in late June and the collapse of the three month Treasury-bill yield from about 1.50% in January to 0.13% at the end of June with a brief period in late March when it yielded less than 0%.

The Fund’s strategy will continue to focus on quality, liquidity, and maintaining a relatively short weighted average maturity. On June 30, 2020, the fund held 26% U.S. Treasury Bills, 13% U.S. agency discount notes and the remainder in commercial paper and corporate bonds with less than three months to maturity. The average maturity was 34 days.

The seven-day effective yield as of August 11, 2020, was -0.04%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. government agency insures or guarantees investments in shares of the Money Market Fund.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

ASSET ALLOCATIONS AS OF JUNE 30, 2020 (Unaudited)

All America Fund

Equity Index Fund

Mid Cap Equity Index Fund

Small Cap Value Fund

Small Cap Growth Fund

International Fund

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

ASSET ALLOCATIONS AS OF JUNE 30, 2020 (Unaudited) (Continued)

Bond Fund

Money Market Fund

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

EXPENSE EXAMPLE (Unaudited)

EXAMPLE

As a shareholder of one of the Mutual of America Institutional Funds, Inc. Funds, you incur ongoing costs, including management fees and other Fund expenses. You do not incur transactional costs, such as sales charges (loads), redemption fees or exchange fees. Additionally, Mutual of America Capital Management LLC, the Funds’ Adviser, has contractually agreed to reimburse each Fund’s total operating expenses other than their respective investment management fees. This contractual obligation remains in effect through April 30, 2021 and will continue for succeeding 12 month periods ending April 30th unless i) the Investment Company gives not less than 30 days written notice to the Adviser, or ii) the Adviser gives 45 days advance notice to the Investment Company before the next May 1 of a given year to terminate the agreement. In that case, the agreement will terminate on the next May 1 following the written notice.

In addition, the Adviser to the Money Market Fund has agreed to waive as much of its investment management fee and reimburse as much of the other fund operating expenses as necessary in order to cause the cumulative monthly total investment return of the Money Market Fund, net of fees and expenses, to be no less than zero. The effective annualized investment management fee for the Money Market Fund during the year ended December 31, 2019 was 0.20% and the Fund was reimbursed for all other operating expenses during the year. No investment management fees were waived during 2019.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2020 and held for the entire period ending June 30, 2020 under the expense reimbursement in effect during that period as described above.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other funds, which may also charge transactional costs, such as sales charges (loads), redemption fees or exchange fees, which the Mutual of America Institutional Funds, Inc. Funds do not charge.

All America Fund
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period* January 1 to June 30, 2020
Actual	$1,000.00	$934.37	$2.40
Hypothetical (5% return before expenses)	$1,000.00	$1,022.01	$2.51

*	Expenses are equal to the Fund’s annual expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

Equity Index Fund
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period* January 1 to June 30, 2020
Actual	$1,000.00	$968.47	$0.61
Hypothetical (5% return before expenses)	$1,000.00	$1,023.92	$0.63

*	Expenses are equal to the Fund’s annual expense ratio of 0.125%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Mid-Cap Equity Index Fund
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period* January 1 to June 30, 2020
Actual	$1,000.00	$872.09	$0.58
Hypothetical (5% return before expenses)	$1,000.00	$1,023.92	$0.63

*	Expenses are equal to the Fund’s annual expense ratio of 0.125%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Small Cap Value Fund
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period* January 1 to June 30, 2020
Actual	$1,000.00	$742.23	$3.65
Hypothetical (5% return before expenses)	$1,000.00	$1,020.24	$4.27

*	Expenses are equal to the Fund’s annual expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Small Cap Growth Fund
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period* January 1 to June 30, 2020
Actual	$1,000.00	$1,014.90	$4.26
Hypothetical (5% return before expenses)	$1,000.00	$1,020.24	$4.27

*	Expenses are equal to the Fund’s annual expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

International Fund
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period* January 1 to June 30, 2020
Actual	$1,000.00	$887.21	$1.41
Hypothetical (5% return before expenses)	$1,000.00	$1,023.03	$1.51

*

Expenses are equal to the Fund’s annualized expense ratio of 0.30% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Bond Fund
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period* January 1 to June 30, 2020
Actual	$1,000.00	$1,066.72	$2.31
Hypothetical (5% return before expenses)	$1,000.00	$1,022.27	$2.26

*	Expenses are equal to the Fund’s annual expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Money Market Fund
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period* January 1 to June 30, 2020
Actual	$1,000.00	$1,004.17	$1.00
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	$1.01

*	Expenses are equal to the Fund’s annual expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (6.1%)
Activision Blizzard, Inc.*	116	$8,804
Alphabet, Inc. Cl A*	44	62,394
Alphabet, Inc. Cl C*	44	62,199
AT&T, Inc.	1,077	32,558
CenturyLink, Inc.	148	1,484
Charter Communications, Inc. Cl A*	23	11,731
Comcast Corp. Cl A	685	26,701
Discovery, Inc. Cl A*	23	485
Discovery, Inc. Cl C*	48	925
DISH Network Corp. Cl A*	38	1,311
Electronic Arts, Inc.*	43	5,678
Facebook, Inc. Cl A*	356	80,837
Fox Corp. Cl A	53	1,421
Fox Corp. Cl B	24	644
Interpublic Group of Cos., Inc.	59	1,013
Live Nation Entertainment, Inc.*	21	931
Netflix, Inc.*	66	30,033
News Corp. Cl A	58	688
News Corp. Cl B	18	215
Omnicom Group, Inc.	32	1,747
Take-Two Interactive Software, Inc.*	17	2,373
T-Mobile US, Inc.*	85	8,853
T-Mobile US, Inc. - rights issue exp. 07/31/2020*	57	10
Twitter, Inc.*	116	3,456
Verizon Communications, Inc.	624	34,401
ViacomCBS, Inc. Cl B	81	1,889
Walt Disney Co.	271	30,219

		413,000

CONSUMER DISCRETIONARY (6.2%)
Advance Auto Parts, Inc.	10	1,425
Amazon.com, Inc.*	62	171,047
Aptiv PLC	40	3,117
AutoZone, Inc.*	4	4,512
Best Buy Co., Inc.	34	2,967
Booking Hldgs., Inc.*	6	9,554
BorgWarner, Inc.	30	1,059
CarMax, Inc.*	25	2,239
Carnival Corp.	71	1,166
Chipotle Mexican Grill, Inc. Cl A*	4	4,209
Darden Restaurants, Inc.	19	1,440
Dollar General Corp.	38	7,239
Dollar Tree, Inc.*	35	3,244
Domino’s Pizza, Inc.	5	1,847
DR Horton, Inc.	50	2,772
eBay, Inc.	101	5,298
Expedia Group, Inc.	21	1,726
Ford Motor Co.	597	3,630
Gap, Inc.	31	391
Garmin Ltd.	21	2,048
General Motors Co.	189	4,781
Genuine Parts Co.	21	1,826
H&R Block, Inc.	29	414
Hanesbrands, Inc.	53	598
Hasbro, Inc.	19	1,424

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Hilton Worldwide Hldgs., Inc.	42	$3,085
Home Depot, Inc.	163	40,833
Kohl’s Corp.	23	478
L Brands, Inc.	35	524
Las Vegas Sands Corp.	51	2,322
Leggett & Platt, Inc.	19	668
Lennar Corp. Cl A	42	2,588
LKQ Corp.*	45	1,179
Lowe’s Cos., Inc.	115	15,539
Marriott International, Inc. Cl A	40	3,429
McDonald’s Corp.	113	20,845
MGM Resorts International	75	1,260
Mohawk Industries, Inc.*	8	814
Newell Brands, Inc.	57	905
NIKE, Inc. Cl B	187	18,335
Norwegian Cruise Line Hldgs. Ltd.*	38	624
NVR, Inc.*	1	3,259
O’Reilly Automotive, Inc.*	11	4,638
PulteGroup, Inc.	38	1,293
PVH Corp.	11	529
Ralph Lauren Corp. Cl A	7	508
Ross Stores, Inc.	54	4,603
Royal Caribbean Cruises Ltd.	26	1,308
Starbucks Corp.	176	12,952
Tapestry, Inc.	41	545
Target Corp.	75	8,995
Tiffany & Co.	16	1,951
TJX Cos., Inc.	178	9,000
Tractor Supply Co.	17	2,240
Ulta Beauty, Inc.*	8	1,627
Under Armour, Inc. Cl A*	28	273
Under Armour, Inc. Cl C*	29	256
VF Corp.	49	2,986
Whirlpool Corp.	9	1,166
Wynn Resorts Ltd.	14	1,043
Yum! Brands, Inc.	46	3,998

		416,571

CONSUMER STAPLES (4.0%)
Altria Group, Inc.	281	11,029
Archer-Daniels-Midland Co.	83	3,312
Brown-Forman Corp. Cl B	27	1,719
Campbell Soup Co.	25	1,241
Church & Dwight Co., Inc.	36	2,783
Clorox Co.	18	3,949
Coca-Cola Co.	581	25,959
Colgate-Palmolive Co.	127	9,304
Conagra Brands, Inc.	73	2,567
Constellation Brands, Inc. Cl A	25	4,373
Costco Wholesale Corp.	66	20,012
Coty, Inc. Cl A	43	192
Estee Lauder Cos., Inc. Cl A	33	6,227
General Mills, Inc.	91	5,610
Hershey Co.	22	2,852
Hormel Foods Corp.	42	2,027
JM Smucker Co.	17	1,799

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER STAPLES (CONTINUED)
Kellogg Co.	37	$2,444
Kimberly-Clark Corp.	52	7,350
Kraft Heinz Co.	94	2,998
Kroger Co.	119	4,028
Lamb Weston Hldgs., Inc.	21	1,343
McCormick & Co., Inc.	18	3,229
Molson Coors Brewing Co. Cl B	28	962
Mondelez International, Inc. Cl A	214	10,942
Monster Beverage Corp.*	56	3,882
PepsiCo, Inc.	207	27,378
Philip Morris International, Inc.	234	16,394
Procter & Gamble Co.	367	43,882
Sysco Corp.	76	4,154
Tyson Foods, Inc. Cl A	44	2,627
Walgreens Boots Alliance, Inc.	110	4,663
Walmart, Inc.	211	25,274

		266,505

ENERGY (1.6%)
Apache Corp.	56	756
Baker Hughes, a GE Co. Cl A	100	1,539
Cabot Oil & Gas Corp.	61	1,048
Chevron Corp.	281	25,074
Concho Resources, Inc.	29	1,494
ConocoPhillips	163	6,849
Devon Energy Corp.	57	646
Diamondback Energy, Inc.	24	1,004
EOG Resources, Inc.	87	4,407
Exxon Mobil Corp.	638	28,531
Halliburton Co.	132	1,713
Hess Corp.	38	1,969
HollyFrontier Corp.	22	642
Kinder Morgan, Inc.	292	4,430
Marathon Oil Corp.	118	722
Marathon Petroleum Corp.	97	3,626
National Oilwell Varco, Inc.	59	723
Noble Energy, Inc.	71	636
Occidental Petroleum Corp.	133	2,434
ONEOK, Inc.	66	2,193
Phillips 66	66	4,745
Pioneer Natural Resources Co.	24	2,345
Schlumberger Ltd.	211	3,880
TechnipFMC PLC	63	431
Valero Energy Corp.	62	3,647
Williams Cos., Inc.	181	3,443

		108,927

FINANCIALS (8.5%)
Aflac, Inc.	108	3,891
Allstate Corp.	48	4,655
American Express Co.	100	9,520
American International Group, Inc.	131	4,085
Ameriprise Financial, Inc.	19	2,851
Aon PLC Cl A	35	6,741
Arthur J. Gallagher & Co.	28	2,730
Assurant, Inc.	9	930

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Bank of America Corp.	1,183	$28,096
Bank of New York Mellon Corp.	123	4,754
Berkshire Hathaway, Inc. Cl B*	293	52,303
BlackRock, Inc. Cl A	23	12,514
Capital One Financial Corp.	69	4,319
Cboe Global Markets, Inc.	16	1,492
Charles Schwab Corp.	174	5,871
Chubb Ltd.	68	8,610
Cincinnati Financial Corp.	22	1,409
Citigroup, Inc.	318	16,250
Citizens Financial Group, Inc.	65	1,641
CME Group, Inc. Cl A	54	8,777
Comerica, Inc.	22	838
Discover Financial Svcs.	47	2,354
E*TRADE Financial Corp.	33	1,641
Everest Re Group Ltd.	6	1,237
Fifth Third Bancorp	109	2,101
First Republic Bank	26	2,756
Franklin Resources, Inc.	41	860
Globe Life, Inc.	15	1,113
Goldman Sachs Group, Inc.	47	9,288
Hartford Financial Svcs. Group, Inc.	54	2,082
Huntington Bancshares, Inc.	155	1,400
Intercontinental Exchange, Inc.	83	7,603
Invesco Ltd.	56	603
iShares Core S&P 500 ETF	343	106,224
JPMorgan Chase & Co.	461	43,362
KeyCorp.	150	1,827
Lincoln National Corp.	29	1,067
Loews Corp.	37	1,269
M&T Bank Corp.	19	1,975
MarketAxess Hldgs., Inc.	5	2,505
Marsh & McLennan Cos., Inc.	76	8,160
MetLife, Inc.	118	4,309
Moody’s Corp.	24	6,594
Morgan Stanley	180	8,694
MSCI, Inc. Cl A	12	4,006
Nasdaq, Inc.	17	2,031
Northern Trust Corp.	31	2,459
People’s United Financial, Inc.	65	752
PNC Financial Svcs. Group, Inc.	65	6,839
Principal Financial Group, Inc.	38	1,578
Progressive Corp.	88	7,050
Prudential Financial, Inc.	60	3,654
Raymond James Financial, Inc.	18	1,239
Regions Financial Corp.	146	1,623
S&P Global, Inc.	36	11,861
State Street Corp.	54	3,432
SVB Financial Group*	7	1,509
Synchrony Financial	82	1,817
T. Rowe Price Group, Inc.	35	4,323
Travelers Cos., Inc.	38	4,334
Truist Financial Corp.	204	7,660
U.S. Bancorp	208	7,659
Unum Group	31	514

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Vanguard S&P 500 ETF	264	$74,825
WR Berkley Corp.	21	1,203
Wells Fargo & Co.	566	14,490
Willis Towers Watson PLC	19	3,742
Zions Bancorp N.A.	25	850

		570,751

HEALTH CARE (8.3%)
Abbott Laboratories	265	24,229
AbbVie, Inc.	265	26,018
ABIOMED, Inc.*	6	1,449
Agilent Technologies, Inc.	47	4,153
Alexion Pharmaceuticals, Inc.*	33	3,704
Align Technology, Inc.*	11	3,019
AmerisourceBergen Corp. Cl A	22	2,217
Amgen, Inc.	89	20,991
Anthem, Inc.	38	9,993
Baxter International, Inc.	77	6,630
Becton Dickinson & Co.	44	10,528
Biogen, Inc.*	25	6,689
Bio-Rad Laboratories, Inc. Cl A*	3	1,355
Boston Scientific Corp.*	214	7,513
Bristol-Myers Squibb Co.	343	20,168
Cardinal Health, Inc.	43	2,244
Centene Corp.*	87	5,529
Cerner Corp.	46	3,153
Cigna Corp.	55	10,321
Cooper Cos., Inc.	7	1,986
CVS Health Corp.	196	12,734
Danaher Corp.	94	16,622
DaVita, Inc.*	13	1,029
DENTSPLY SIRONA, Inc.	33	1,454
DexCom, Inc.*	13	5,270
Edwards Lifesciences Corp.*	92	6,358
Eli Lilly & Co.	127	20,851
Gilead Sciences, Inc.	188	14,465
HCA Healthcare, Inc.	39	3,785
Henry Schein, Inc.*	22	1,285
Hologic, Inc.*	39	2,223
Humana, Inc.	20	7,755
IDEXX Laboratories, Inc.*	12	3,962
Illumina, Inc.*	22	8,148
Incyte Corp.*	26	2,703
Intuitive Surgical, Inc.*	17	9,687
IQVIA Hldgs., Inc.*	27	3,831
Johnson & Johnson	396	55,690
Laboratory Corp. of America Hldgs.*	14	2,325
McKesson Corp.	24	3,682
Medtronic PLC	201	18,432
Merck & Co., Inc.	381	29,463
Mettler-Toledo International, Inc.*	4	3,222
Mylan NV*	78	1,254
PerkinElmer, Inc.	16	1,569
Perrigo Co. PLC	20	1,105
Pfizer, Inc.	834	27,272
Quest Diagnostics, Inc.	20	2,279

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Regeneron Pharmaceuticals, Inc.*	15	$9,355
ResMed, Inc.	21	4,032
STERIS PLC	12	1,841
Stryker Corp.	48	8,649
Teleflex, Inc.	6	2,184
Thermo Fisher Scientific, Inc.	60	21,740
UnitedHealth Group, Inc.	142	41,883
Universal Health Svcs., Inc. Cl B	12	1,115
Varian Medical Systems, Inc.*	13	1,593
Vertex Pharmaceuticals, Inc.*	39	11,322
Waters Corp.*	9	1,624
West Pharmaceutical Svcs., Inc.	11	2,499
Zimmer Biomet Hldgs., Inc.	31	3,700
Zoetis, Inc. Cl A	71	9,730

		561,611

INDUSTRIALS (4.6%)
3M Co.	86	13,415
AO Smith Corp.	20	942
Alaska Air Group, Inc.	18	653
Allegion PLC	14	1,431
American Airlines Group, Inc.	74	967
AMETEK, Inc.	34	3,039
Boeing Co.	82	15,031
Carrier Global Corp.	122	2,711
Caterpillar, Inc.	83	10,499
CH Robinson Worldwide, Inc.	20	1,581
Cintas Corp.	12	3,196
Copart, Inc.*	31	2,582
CSX Corp.	116	8,090
Cummins, Inc.	23	3,985
Deere & Co.	47	7,386
Delta Air Lines, Inc.	86	2,412
Dover Corp.	21	2,028
Eaton Corp. PLC	61	5,336
Emerson Electric Co.	91	5,645
Equifax, Inc.	18	3,094
Expeditors International of Washington, Inc.	25	1,901
Fastenal Co.	86	3,684
FedEx Corp.	36	5,048
Flowserve Corp.	19	542
Fortive Corp.	44	2,977
Fortune Brands Home & Security, Inc.	21	1,343
General Dynamics Corp.	35	5,231
General Electric Co.	1,315	8,981
Honeywell International, Inc.	107	15,471
Howmet Aerospace, Inc.	58	920
Huntington Ingalls Industries, Inc.	6	1,047
IDEX Corp.	11	1,738
IHS Markit Ltd.	67	5,058
Illinois Tool Works, Inc.	43	7,519
Ingersoll Rand, Inc.*	52	1,462
Jacobs Engineering Group, Inc.	20	1,696
JB Hunt Transport Svcs., Inc.	12	1,444
Johnson Controls International PLC	113	3,858

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Kansas City Southern	15	$2,240
L-3 Harris Technologies, Inc.	33	5,599
Lockheed Martin Corp.	37	13,502
Masco Corp.	40	2,008
Nielsen Hldgs. PLC	53	788
Norfolk Southern Corp.	39	6,847
Northrop Grumman Corp.	23	7,071
Old Dominion Freight Line, Inc.	14	2,374
Otis Worldwide Corp.	61	3,468
PACCAR, Inc.	52	3,892
Parker-Hannifin Corp.	19	3,482
Pentair PLC	25	950
Quanta Svcs., Inc.	21	824
Raytheon Technologies Corp.	223	13,741
Republic Svcs., Inc. Cl A	31	2,544
Robert Half International, Inc.	17	898
Rockwell Automation, Inc.	17	3,621
Rollins, Inc.	21	890
Roper Technologies, Inc.	15	5,824
Snap-on, Inc.	8	1,108
Southwest Airlines Co.	80	2,735
Stanley Black & Decker, Inc.	23	3,206
Teledyne Technologies, Inc.*	5	1,555
Textron, Inc.	34	1,119
Trane Technologies PLC	35	3,114
TransDigm Group, Inc.	7	3,094
Union Pacific Corp.	103	17,414
United Airlines Hldgs., Inc.*	38	1,315
United Parcel Svc., Inc. Cl B	105	11,674
United Rentals, Inc.*	11	1,639
Verisk Analytics, Inc. Cl A	24	4,085
Waste Management, Inc.	59	6,249
Westinghouse Air Brake Technologies Corp.	27	1,554
WW Grainger, Inc.	6	1,885
Xylem, Inc.	27	1,754

		308,006

INFORMATION TECHNOLOGY (15.7%)
Accenture PLC Cl A	95	20,399
Adobe, Inc.*	72	31,342
Advanced Micro Devices, Inc.*	174	9,154
Akamai Technologies, Inc.*	24	2,570
Amphenol Corp. Cl A	44	4,216
Analog Devices, Inc.	55	6,745
ANSYS, Inc.*	12	3,501
Apple, Inc.	614	223,987
Applied Materials, Inc.	137	8,282
Arista Networks, Inc.*	8	1,680
Autodesk, Inc.*	32	7,654
Automatic Data Processing, Inc.	65	9,678
Broadcom, Inc.	60	18,937
Broadridge Financial Solutions, Inc.	17	2,145
Cadence Design Systems, Inc.*	42	4,030
CDW Corp.	21	2,440
Cisco Systems, Inc.	639	29,803
Citrix Systems, Inc.	17	2,515

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Cognizant Technology Solutions Corp. Cl A	82	$4,659
Corning, Inc.	115	2,978
DXC Technology Co.	38	627
F5 Networks, Inc.*	9	1,256
Fidelity National Information Svcs., Inc.	92	12,336
Fiserv, Inc.*	86	8,395
FleetCor Technologies, Inc.*	13	3,270
FLIR Systems, Inc.	20	811
Fortinet, Inc.*	21	2,883
Gartner, Inc.*	13	1,577
Global Payments, Inc.	45	7,633
Hewlett Packard Enterprise Co.	192	1,868
HP, Inc.	212	3,695
Intel Corp.	637	38,112
International Business Machines Corp.	133	16,063
Intuit, Inc.	39	11,552
IPG Photonics Corp.*	5	802
Jack Henry & Associates, Inc.	11	2,024
Juniper Networks, Inc.	49	1,120
Keysight Technologies, Inc.*	28	2,822
KLA Corp.	23	4,473
Lam Research Corp.	21	6,793
Leidos Hldgs., Inc.	20	1,873
Mastercard, Inc. Cl A	133	39,328
Maxim Integrated Products, Inc.	41	2,485
Microchip Technology, Inc.	36	3,791
Micron Technology, Inc.*	164	8,449
Microsoft Corp.	1,141	232,205
Motorola Solutions, Inc.	25	3,503
NetApp, Inc.	33	1,464
NortonLifeLock, Inc.	81	1,606
NVIDIA Corp.	91	34,572
Oracle Corp.	316	17,465
Paychex, Inc.	47	3,560
Paycom Software, Inc.*	7	2,168
PayPal Hldgs., Inc.*	177	30,839
Qorvo, Inc.*	17	1,879
QUALCOMM, Inc.	170	15,506
Salesforce.com, Inc.*	134	25,102
Seagate Technology PLC	34	1,646
ServiceNow, Inc.*	28	11,342
Skyworks Solutions, Inc.	25	3,196
Synopsys, Inc.*	22	4,290
TE Connectivity Ltd.	50	4,077
Texas Instruments, Inc.	138	17,522
Tyler Technologies, Inc.*	5	1,734
VeriSign, Inc.*	15	3,103
Visa, Inc. Cl A	254	49,065
Western Digital Corp.	44	1,943
Western Union Co.	63	1,362
Xerox Hldgs. Corp.	28	428
Xilinx, Inc.	37	3,640
Zebra Technologies Corp. Cl A*	8	2,048

		1,056,018

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
MATERIALS (1.4%)
Air Products & Chemicals, Inc.	33	$7,968
Albemarle Corp.	16	1,235
Amcor PLC	236	2,410
Avery Dennison Corp.	12	1,369
Ball Corp.	48	3,336
Celanese Corp. Cl A	18	1,554
CF Industries Hldgs., Inc.	32	901
Corteva, Inc.	113	3,027
Dow, Inc.	111	4,525
DuPont de Nemours, Inc.	110	5,844
Eastman Chemical Co.	20	1,393
Ecolab, Inc.	37	7,361
FMC Corp.	19	1,893
Freeport-McMoRan, Inc.	217	2,511
International Flavors & Fragrances, Inc.	16	1,959
International Paper Co.	59	2,077
Linde PLC	80	16,969
LyondellBasell Industries NV Cl A	38	2,497
Martin Marietta Materials, Inc.	9	1,859
Mosaic Co.	52	651
Newmont Corp.	121	7,470
Nucor Corp.	46	1,905
Packaging Corp. of America	14	1,397
PPG Industries, Inc.	36	3,818
Sealed Air Corp.	23	756
Sherwin-Williams Co.	12	6,934
Vulcan Materials Co.	19	2,201
WestRock Co.	39	1,102

		96,922

REAL ESTATE (1.6%)
Alexandria Real Estate Equities, Inc.	18	2,921
American Tower Corp.	67	17,322
Apartment Investment & Management Co. Cl A	22	828
AvalonBay Communities, Inc.	21	3,247
Boston Properties, Inc.	22	1,988
CBRE Group, Inc. Cl A*	50	2,261
Crown Castle International Corp.	63	10,543
Digital Realty Trust, Inc.	40	5,684
Duke Realty Corp.	56	1,982
Equinix, Inc.	13	9,130
Equity Residential	53	3,117
Essex Property Trust, Inc.	9	2,063
Extra Space Storage, Inc.	19	1,755
Federal Realty Investment Trust	10	852
Healthpeak Properties, Inc.	81	2,232
Host Hotels & Resorts, Inc.	108	1,165
Iron Mountain, Inc.	43	1,122

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
Kimco Realty Corp.	66	$847
Mid-America Apartment Communities, Inc.	17	1,949
Prologis, Inc.	111	10,360
Public Storage	22	4,222
Realty Income Corp.	51	3,035
Regency Centers Corp.	25	1,147
SBA Communications Corp. Cl A	16	4,767
Simon Property Group, Inc.	46	3,146
SL Green Realty Corp.	12	591
UDR, Inc.	44	1,645
Ventas, Inc.	57	2,087
Vornado Realty Trust	23	879
Welltower, Inc.	64	3,312
Weyerhaeuser Co.	112	2,516

		108,715

UTILITIES (1.7%)
AES Corp.	98	1,420
Alliant Energy Corp.	37	1,770
Ameren Corp.	36	2,533
American Electric Power Co., Inc.	74	5,893
American Water Works Co., Inc.	27	3,474
Atmos Energy Corp.	18	1,792
CenterPoint Energy, Inc.	81	1,512
CMS Energy Corp.	43	2,512
Consolidated Edison, Inc.	50	3,597
Dominion Energy, Inc.	126	10,229
DTE Energy Co.	28	3,010
Duke Energy Corp.	110	8,788
Edison International	56	3,041
Entergy Corp.	29	2,721
Evergy, Inc.	34	2,016
Eversource Energy	50	4,164
Exelon Corp.	146	5,298
FirstEnergy Corp.	81	3,141
NextEra Energy, Inc.	73	17,532
NiSource, Inc.	57	1,296
NRG Energy, Inc.	37	1,205
Pinnacle West Capital Corp.	16	1,173
PPL Corp.	115	2,972
Public Svc. Enterprise Group, Inc.	76	3,736
Sempra Energy	44	5,158
Southern Co.	158	8,192
WEC Energy Group, Inc.	47	4,120
Xcel Energy, Inc.	78	4,875

		117,170

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $3,674,373) 59.7%		4,024,196

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.1%)
U.S. Treasury Bill	A-1+	0.04	07/02/2020	$50,000	$50,000
U.S. Treasury Bill (1)	A-1+	0.18	07/21/2020	25,000	24,998

					74,998

TOTAL INDEXED ASSETS-SHORT TERM-DEBT (1.1%) (Cost: $74,998) 1.1%					74,998

TOTAL INDEXED ASSETS (Cost: $3,749,371) 60.8%					$4,099,194

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (0.8%)
Cardlytics, Inc.*	47	$3,289
Cogent Communications Hldgs., Inc.	54	4,178
Discovery, Inc. Cl A*	86	1,815
Discovery, Inc. Cl C*	507	9,764
Gray Television, Inc.*	204	2,846
ORBCOMM, Inc.*	651	2,506
Shenandoah Telecommunications Co.	95	4,683
Take-Two Interactive Software, Inc.*	41	5,722
TEGNA, Inc.	530	5,904
ViacomCBS, Inc. Cl B	82	1,912
World Wrestling Entertainment, Inc. Cl A	35	1,521
Zynga, Inc. Cl A*	1,089	10,389

		54,529

CONSUMER DISCRETIONARY (3.7%)
AutoZone, Inc.*	17	19,178
Bloomin’ Brands, Inc.	1,021	10,884
BorgWarner, Inc.	156	5,507
Bright Horizons Family Solutions, Inc.*	37	4,337
Capri Hldgs. Ltd.*	302	4,720
Chegg, Inc.*	54	3,632
Darden Restaurants, Inc.	53	4,015
Dollar General Corp.	30	5,715
Eldorado Resorts, Inc.*	211	8,453
Extended Stay America, Inc.	710	7,945
Five Below, Inc.*	222	23,734
Foot Locker, Inc.	57	1,662
Fox Factory Hldg. Corp.*	63	5,204
Grand Canyon Education, Inc.*	25	2,263
Haverty Furniture Cos., Inc.	181	2,896
Hilton Grand Vacations, Inc.*	47	919
Johnson Outdoors, Inc. Cl A	35	3,186
Lithia Motors, Inc. Cl A	124	18,764
Marriott Vacations Worldwide Corp.	220	18,086
Meritage Homes Corp.*	45	3,426
NVR, Inc.*	2	6,518
Ralph Lauren Corp. Cl A	92	6,672
Red Rock Resorts, Inc. Cl A	357	3,895
Skyline Champion Corp.*	308	7,497
Sonic Automotive, Inc. Cl A	244	7,786
Sonos, Inc.*	380	5,559
Stamps.com, Inc.*	21	3,857
Steven Madden Ltd.	265	6,543
Taylor Morrison Home Corp. Cl A*	80	1,543
Thor Industries, Inc.	107	11,399
Tractor Supply Co.	102	13,443
Williams-Sonoma, Inc.	231	18,944

		248,182

CONSUMER STAPLES (1.1%)
BJ’s Wholesale Club Hldgs., Inc.*	156	5,814
Church & Dwight Co., Inc.	180	13,914
Constellation Brands, Inc. Cl A	129	22,569
Crimson Wine Group Ltd.*	904	4,882

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER STAPLES (CONTINUED)
Freshpet, Inc.*	84	$7,027
Ingredion, Inc.	27	2,241
JM Smucker Co.	34	3,597
TreeHouse Foods, Inc.*	170	7,446
Tyson Foods, Inc. Cl A	33	1,971
Vector Group Ltd.	130	1,308
WD-40 Co.	25	4,957

		75,726

ENERGY (0.7%)
Baker Hughes, a GE Co. Cl A	91	1,401
Cheniere Energy, Inc.*	144	6,958
Devon Energy Corp.	266	3,017
EQT Corp.	110	1,309
Hess Corp.	47	2,435
Kosmos Energy Ltd.	1,625	2,697
Matrix Svc. Co.*	24	233
MPLX LP	108	1,866
Noble Energy, Inc.	721	6,460
PBF Energy, Inc. Cl A	1,261	12,913
Williams Cos., Inc.	410	7,798

		47,087

FINANCIALS (5.2%)
American Equity Investment Life Hldg. Co.	265	6,548
American Financial Group, Inc.	67	4,252
Ameriprise Financial, Inc.	92	13,803
Argo Group International Hldgs. Ltd.	103	3,588
Associated Banc-Corp.	207	2,832
BancFirst Corp.	184	7,465
Bank of Marin Bancorp	101	3,366
Banner Corp.	174	6,612
Brookline Bancorp, Inc.	642	6,471
Brown & Brown, Inc.	197	8,030
Bryn Mawr Bank Corp.	213	5,892
Cboe Global Markets, Inc.	58	5,411
Citizens Financial Group, Inc.	50	1,262
Columbia Banking System, Inc.	94	2,664
Dime Community Bancshares, Inc.	304	4,174
Discover Financial Svcs.	153	7,664
Ellington Financial, Inc.	572	6,738
Enterprise Financial Svcs. Corp.	186	5,788
Essent Group Ltd.	296	10,736
Everest Re Group Ltd.	36	7,423
Fifth Third Bancorp	480	9,255
First Financial Bankshares, Inc.	130	3,756
First Interstate BancSystem, Inc. Cl A	258	7,988
First Merchants Corp.	132	3,639
First Republic Bank	66	6,995
Flushing Financial Corp.	178	2,051
Great Southern Bancorp, Inc.	76	3,067
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	66	1,879
Hartford Financial Svcs. Group, Inc.	250	9,638
Heritage Commerce Corp.	399	2,995

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Houlihan Lokey, Inc. Cl A	94	$5,230
IBERIABANK Corp.	68	3,097
Investors Bancorp, Inc.	288	2,448
iShares Micro-Cap ETF	41	3,578
iShares Russell Mid-Cap ETF	140	7,504
iShares Russell Mid-Cap Value ETF	110	8,418
KeyCorp.	356	4,336
Lincoln National Corp.	51	1,876
M&T Bank Corp.	80	8,318
Marlin Business Svcs. Corp.	219	1,853
Moelis & Co. Cl A	264	8,226
National Bank Hldgs. Corp. Cl A	68	1,836
Northfield Bancorp, Inc.	383	4,412
Peoples Bancorp, Inc.	149	3,171
Primerica, Inc.	85	9,911
Progressive Corp.	96	7,690
Raymond James Financial, Inc.	58	3,992
Reinsurance Group of America, Inc.	40	3,138
RLI Corp.	44	3,612
Safety Insurance Group, Inc.	20	1,525
Selective Insurance Group, Inc.	230	12,130
Starwood Property Trust, Inc.	1,019	15,244
Sterling Bancorp	150	1,758
Stifel Financial Corp.	76	3,605
Stock Yards Bancorp, Inc.	381	15,316
SVB Financial Group*	15	3,233
Synchrony Financial	54	1,197
TriCo Bancshares	154	4,689
UMB Financial Corp.	85	4,382
Voya Financial, Inc.	347	16,187
Webster Financial Corp.	125	3,576
Wintrust Financial Corp.	33	1,439
Zions Bancorporation	114	3,876

		352,785

HEALTH CARE (6.1%)
1Life Healthcare, Inc.*	125	4,540
ABIOMED, Inc.*	14	3,382
ACADIA Pharmaceuticals, Inc.*	151	7,319
Acceleron Pharma, Inc.*	59	5,621
Agilent Technologies, Inc.	148	13,079
Alder Biopharmaceuticals, Inc. - contingent value rights*	136	120	††
Align Technology, Inc.*	17	4,665
Alnylam Pharmaceuticals, Inc.*	30	4,443
Amicus Therapeutics, Inc.*	304	4,584
Arrowhead Pharmaceuticals, Inc.*	41	1,771
Biohaven Pharmaceutical Hldg. Co. Ltd.*	66	4,825
Blueprint Medicines Corp.*	49	3,822
CareDx, Inc.*	99	3,508
Centene Corp.*	153	9,723
Chemed Corp.	16	7,217
ChemoCentryx, Inc.*	68	3,913
CRISPR Therapeutics AG*	46	3,381
DexCom, Inc.*	15	6,081

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Emergent BioSolutions, Inc.*	166	$13,127
Encompass Health Corp.	69	4,273
Esperion Therapeutics, Inc.*	71	3,643
Exact Sciences Corp.*	38	3,304
Fate Therapeutics, Inc.*	96	3,294
FibroGen, Inc.*	88	3,567
Global Blood Therapeutics, Inc.*	61	3,851
Globus Medical, Inc. Cl A*	85	4,055
Haemonetics Corp.*	41	3,672
HealthEquity, Inc.*	124	7,275
Hill-Rom Hldgs., Inc.	82	9,002
Horizon Therapeutics PLC*	261	14,506
Humana, Inc.	17	6,592
IDEXX Laboratories, Inc.*	12	3,962
Incyte Corp.*	34	3,535
Inmode Ltd.*	65	1,841
Insmed, Inc.*	126	3,470
Inspire Medical Systems, Inc.*	38	3,307
Intersect ENT, Inc.*	195	2,640
Invitae Corp.*	216	6,543
iRhythm Technologies, Inc.*	58	6,722
Karyopharm Therapeutics, Inc.*	205	3,883
Kodiak Sciences, Inc.*	62	3,355
Krystal Biotech, Inc.*	34	1,408
LHC Group, Inc.*	61	10,633
Madrigal Pharmaceuticals, Inc.*	26	2,944
Masimo Corp.*	13	2,964
Medpace Hldgs., Inc.*	30	2,791
Mettler-Toledo International, Inc.*	8	6,445
Mirati Therapeutics, Inc.*	29	3,311
MyoKardia, Inc.*	35	3,382
NanoString Technologies, Inc.*	50	1,467
Natera, Inc.*	95	4,737
Neogen Corp.*	69	5,354
NeoGenomics, Inc.*	163	5,050
Neurocrine Biosciences, Inc.*	19	2,318
Nevro Corp.*	28	3,345
Omnicell, Inc.*	79	5,579
Orchard Therapeutics PLC*	200	1,200
OrthoPediatrics Corp.*	68	2,976
Pacific Biosciences of California, Inc.*	510	1,759
Penumbra, Inc.*	30	5,365
Prestige Consumer Healthcare, Inc.*	55	2,066
Quidel Corp.*	21	4,699
Repligen Corp.*	44	5,439
Sage Therapeutics, Inc.*	71	2,952
Schrodinger, Inc.*	39	3,571
SeaSpine Hldgs. Corp.*	224	2,345
Sientra, Inc.*	1,593	6,165
Silk Road Medical, Inc.*	72	3,016
Simulations Plus, Inc.	128	7,657
Sorrento Therapeutics, Inc.*	136	854
STAAR Surgical Co.*	101	6,216
Supernus Pharmaceuticals, Inc.*	459	10,901
Syneos Health, Inc. Cl A*	50	2,912

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Tabula Rasa HealthCare, Inc.*	57	$3,120
Tactile Systems Technology, Inc.*	77	3,190
Tandem Diabetes Care, Inc.*	77	7,617
Ultragenyx Pharmaceutical, Inc.*	43	3,363
US Physical Therapy, Inc.	29	2,350
Veeva Systems, Inc. Cl A*	53	12,424
Vericel Corp.*	482	6,661
Wright Medical Group NV*	152	4,517
Xencor, Inc.*	104	3,369
Zimmer Biomet Hldgs., Inc.	84	10,026
Zoetis, Inc. Cl A	35	4,796
Zogenix, Inc.*	56	1,513
Zynex, Inc.*	97	2,412

		408,592

INDUSTRIALS (5.2%)
Alaska Air Group, Inc.	313	11,349
Arcosa, Inc.	90	3,798
Axon Enterprise, Inc.*	45	4,416
Builders FirstSource, Inc.*	153	3,167
Carlisle Cos., Inc.	59	7,061
CH Robinson Worldwide, Inc.	43	3,400
Clean Harbors, Inc.*	127	7,617
Donaldson Co., Inc.	115	5,350
Dover Corp.	68	6,566
Ducommun, Inc.*	32	1,116
EMCOR Group, Inc.	133	8,797
Encore Wire Corp.	169	8,251
EnPro Industries, Inc.	115	5,668
ESCO Technologies, Inc.	78	6,593
Exponent, Inc.	87	7,041
Federal Signal Corp.	164	4,876
Franklin Electric Co., Inc.	72	3,781
Generac Hldgs., Inc.*	79	9,633
Gorman-Rupp Co.	194	6,030
HEICO Corp. Cl A	65	5,281
Heidrick & Struggles International, Inc.	116	2,508
Hillenbrand, Inc.	159	4,304
IAA, Inc.*	206	7,945
ICF International, Inc.	87	5,640
Kirby Corp.*	40	2,142
Knoll, Inc.	97	1,183
Kratos Defense & Security Solutions, Inc.*	216	3,376
L-3 Harris Technologies, Inc.	101	17,137
Lennox International, Inc.	39	9,086
Mercury Systems, Inc.*	40	3,146
Miller Industries, Inc.	447	13,307
MSA Safety, Inc.	24	2,747
Mueller Industries, Inc.	681	18,101
Old Dominion Freight Line, Inc.	127	21,537
Oshkosh Corp.	54	3,868
Quanta Svcs., Inc.	110	4,315
Rexnord Corp.	175	5,101
Rockwell Automation, Inc.	40	8,520
Saia, Inc.*	44	4,892

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Simpson Manufacturing Co., Inc.	114	$9,617
SPX FLOW, Inc.*	245	9,173
Stanley Black & Decker, Inc.	34	4,739
Stericycle, Inc.*	73	4,087
Teledyne Technologies, Inc.*	16	4,975
Tetra Tech, Inc.	57	4,510
TransUnion	55	4,787
Trex Co., Inc.*	123	15,998
UFP Industries, Inc.	133	6,585
VSE Corp.	260	8,161
Werner Enterprises, Inc.	122	5,311
WESCO International, Inc. Preferred*	18	477
Woodward, Inc.	150	11,633

		348,699

INFORMATION TECHNOLOGY (6.3%)
Akoustis Technologies, Inc.*	381	3,158
Altair Engineering, Inc. Cl A*	59	2,345
Amphenol Corp. Cl A	89	8,527
Analog Devices, Inc.	84	10,302
Blackline, Inc.*	62	5,140
Cabot Microelectronics Corp.	37	5,163
Cardtronics PLC Cl A*	205	4,916
CDW Corp.	23	2,672
Ciena Corp.*	57	3,087
Cirrus Logic, Inc.*	40	2,471
Cloudera, Inc.*	543	6,907
Cohu, Inc.	333	5,774
Cornerstone OnDemand, Inc.*	62	2,391
Domo, Inc. Cl B*	85	2,734
DXC Technology Co.	59	974
EchoStar Corp. Cl A*	52	1,454
Enphase Energy, Inc.*	78	3,711
EPAM Systems, Inc.*	30	7,560
Euronet Worldwide, Inc.*	57	5,462
Everspin Technologies, Inc.*	372	2,611
Fiserv, Inc.*	106	10,348
Five9, Inc.*	184	20,363
Global Payments, Inc.	89	15,096
Globant S.A.*	34	5,095
Guidewire Software, Inc.*	52	5,764
II-VI, Inc.*	246	11,616
Itron, Inc.*	47	3,114
Keysight Technologies, Inc.*	34	3,426
KLA Corp.	21	4,084
Lam Research Corp.	13	4,205
Lattice Semiconductor Corp.*	192	5,451
LivePerson, Inc.*	170	7,043
LogMeIn, Inc.	28	2,374
Lumentum Hldgs., Inc.*	85	6,922
ManTech International Corp. Cl A	57	3,904
MAXIMUS, Inc.	70	4,932
MaxLinear, Inc. Cl A*	260	5,580
Microchip Technology, Inc.	46	4,844
MKS Instruments, Inc.	57	6,455
Monolithic Power Systems, Inc.	30	7,110

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Motorola Solutions, Inc.	46	$6,446
New Relic, Inc.*	58	3,996
Nokia OYJ	372	1,637
NortonLifeLock, Inc.	90	1,785
Novanta, Inc.*	48	5,125
Okta, Inc. Cl A*	40	8,009
Palo Alto Networks, Inc.*	19	4,364
Perficient, Inc.*	229	8,194
Perspecta, Inc.	224	5,203
Ping Identity Hldg. Corp.*	153	4,910
Plexus Corp.*	49	3,457
Proofpoint, Inc.*	65	7,223
PTC, Inc.*	112	8,713
Pure Storage, Inc. Cl A*	352	6,100
Q2 Hldgs., Inc.*	66	5,662
Qorvo, Inc.*	33	3,648
Rapid7, Inc.*	222	11,326
Richardson Electronics Ltd.*	836	3,377
RingCentral, Inc. Cl A*	12	3,420
Rogers Corp.*	16	1,994
SailPoint Technologies Hldgs., Inc.*	445	11,779
Science Applications International Corp.	44	3,418
Sequans Communications S.A.*	336	2,063
Silicon Laboratories, Inc.*	62	6,217
SiTime Corp.*	81	3,840
Splunk, Inc.*	65	12,916
SYNNEX Corp.	63	7,546
Synopsys, Inc.*	42	8,190
Twilio, Inc. Cl A*	40	8,777
ViaSat, Inc.*	177	6,791
Virtusa Corp.*	79	2,565
Western Digital Corp.	35	1,545
Xilinx, Inc.	31	3,050
Xperi Hldg. Corp.	229	3,380
Yext, Inc.*	115	1,910
Zendesk, Inc.*	119	10,535

		424,196

MATERIALS (1.9%)
Ashland Global Hldgs., Inc.	66	4,561
Berry Global Group, Inc.*	34	1,507
Boise Cascade Co.	88	3,310
Cleveland-Cliffs, Inc.	209	1,154
Coeur Mining, Inc.*	864	4,389
Crown Hldgs., Inc.*	276	17,976
Ferro Corp.*	280	3,343
Ferroglobe Representation & Warranty Insurance Trust*	190	0	††
FMC Corp.	32	3,188
Freeport-McMoRan, Inc.	383	4,431
Innospec, Inc.	72	5,562
International Flavors & Fragrances, Inc.	51	6,245
International Paper Co.	89	3,134
Mosaic Co.	63	788

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
MATERIALS (CONTINUED)
Newmont Corp.	307	$18,954
Nucor Corp.	47	1,946
Olin Corp.	315	3,619
Packaging Corp. of America	162	16,167
PolyOne Corp.	168	4,407
Quaker Chemical Corp.	21	3,899
Steel Dynamics, Inc.	88	2,296
Stepan Co.	35	3,398
Valvoline, Inc.	557	10,767
Vulcan Materials Co.	51	5,909

		130,950

REAL ESTATE (3.0%)
Alexander’s, Inc.	13	3,132
American Campus Communities, Inc.	73	2,552
Americold Realty Trust	90	3,267
Apartment Investment & Management Co. Cl A	98	3,689
AvalonBay Communities, Inc.	19	2,939
Brandywine Realty Trust	295	3,212
Camden Property Trust	59	5,382
Cousins Properties, Inc.	361	10,769
CTO Realty Growth, Inc.	35	1,383
Duke Realty Corp.	586	20,738
Easterly Government Properties, Inc.	809	18,704
EastGroup Properties, Inc.	37	4,389
Equity Commonwealth	120	3,864
Equity LifeStyle Properties, Inc.	55	3,436
Essex Property Trust, Inc.	15	3,437
GEO Group, Inc.	541	6,400
Highwoods Properties, Inc.	169	6,309
Host Hotels & Resorts, Inc.	537	5,795
Industrial Logistics Properties Trust	231	4,747
JBG SMITH Properties	136	4,021
Kilroy Realty Corp.	170	9,979
Medical Properties Trust, Inc.	372	6,994
Physicians Realty Trust	207	3,627
PotlatchDeltic Corp.	125	4,754
Prologis, Inc.	79	7,373
QTS Realty Trust, Inc. Cl A	165	10,575
Redfin Corp.*	151	6,328
Regency Centers Corp.	26	1,193
Sabra Health Care REIT, Inc.	241	3,478
SBA Communications Corp. Cl A	45	13,406
Sun Communities, Inc.	62	8,412
Terreno Realty Corp.	66	3,474
Vornado Realty Trust	45	1,719
Welltower, Inc.	73	3,778
Weyerhaeuser Co.	78	1,751

		205,006

UTILITIES (2.3%)
AES Corp.	222	3,217
Ameren Corp.	93	6,543
American States Water Co.	87	6,841
Avista Corp.	159	5,786

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
UTILITIES (CONTINUED)
Black Hills Corp.	87	$4,929
Chesapeake Utilities Corp.	98	8,232
Consolidated Edison, Inc.	71	5,107
Edison International	97	5,269
Entergy Corp.	57	5,347
Evergy, Inc.	294	17,431
Eversource Energy	54	4,496
FirstEnergy Corp.	251	9,734
Fortis, Inc.	241	9,177
IDACORP, Inc.	58	5,067
NiSource, Inc.	595	13,531
Northwest Natural Hldg. Co.	54	3,013

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
UTILITIES (CONTINUED)
NorthWestern Corp.	86	$4,689
PNM Resources, Inc.	161	6,189
Portland General Electric Co.	150	6,272
PPL Corp.	147	3,798
Public Svc. Enterprise Group, Inc.	133	6,538
Sempra Energy	109	12,778
Spire, Inc.	57	3,745

		157,729

TOTAL ACTIVE ASSETS-COMMON STOCKS
(Cost: $2,285,220) 36.3%		2,453,481

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (2.7%)
Citibank, New York Time Deposit	0.01	07/01/2020	$182,556	$182,556

TOTAL TEMPORARY CASH INVESTMENT (Cost: $182,556) 2.7%				182,556

TOTAL INVESTMENTS (Cost: $6,217,147) 99.8%				6,735,231

OTHER NET ASSETS 0.2%				11,194

NET ASSETS 100.0%				$6,746,425

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (10.2%)
Activision Blizzard, Inc.	1,530	$116,127
Alphabet, Inc. Cl A*	590	836,649
Alphabet, Inc. Cl C*	576	814,239
AT&T, Inc.	14,150	427,754
CenturyLink, Inc.	1,949	19,548
Charter Communications, Inc. Cl A*	302	154,032
Comcast Corp. Cl A	9,007	351,093
Discovery, Inc. Cl A*	314	6,625
Discovery, Inc. Cl C*	625	12,037
DISH Network Corp. Cl A*	501	17,290
Electronic Arts, Inc.*	571	75,401
Facebook, Inc. Cl A*	4,681	1,062,915
Fox Corp. Cl A	684	18,345
Fox Corp. Cl B	319	8,562
Interpublic Group of Cos., Inc.	781	13,402
Live Nation Entertainment, Inc.*	284	12,590
Netflix, Inc.*	865	393,610
News Corp. Cl A	762	9,037
News Corp. Cl B	239	2,856
Omnicom Group, Inc.	430	23,478
Take-Two Interactive Software, Inc.*	225	31,403
T-Mobile US, Inc.*	1,124	117,065
T-Mobile US, Inc. — rights issue exp. 07/31/2020*	754	127
Twitter, Inc.*	1,529	45,549
Verizon Communications, Inc.	8,207	452,452
ViacomCBS, Inc. Cl B	1,074	25,046
Walt Disney Co.	3,563	397,310

		5,444,542

CONSUMER DISCRETIONARY (10.3%)
Advance Auto Parts, Inc.	137	19,516
Amazon.com, Inc.*	823	2,270,509
Aptiv PLC	528	41,142
AutoZone, Inc.*	47	53,022
Best Buy Co., Inc.	447	39,010
Booking Hldgs., Inc.*	81	128,980
BorgWarner, Inc.	406	14,332
CarMax, Inc.*	333	29,820
Carnival Corp.	939	15,418
Chipotle Mexican Grill, Inc. Cl A*	50	52,618
Darden Restaurants, Inc.	257	19,473
Dollar General Corp.	500	95,255
Dollar Tree, Inc.*	466	43,189
Domino’s Pizza, Inc.	77	28,447
DR Horton, Inc.	667	36,985
eBay, Inc.	1,324	69,444
Expedia Group, Inc.	267	21,947
Ford Motor Co.	7,855	47,758
Gap, Inc.	416	5,250
Garmin Ltd.	287	27,982
General Motors Co.	2,484	62,845
Genuine Parts Co.	286	24,871
H&R Block, Inc.	386	5,512
Hanesbrands, Inc.	692	7,813
Hasbro, Inc.	253	18,962

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Hilton Worldwide Hldgs., Inc.	547	$40,177
Home Depot, Inc.	2,143	536,843
Kohl’s Corp.	309	6,418
L Brands, Inc.	470	7,036
Las Vegas Sands Corp.	658	29,965
Leggett & Platt, Inc.	260	9,139
Lennar Corp. Cl A	552	34,014
LKQ Corp.*	596	15,615
Lowe’s Cos., Inc.	1,500	202,680
Marriott International, Inc. Cl A	534	45,780
McDonald’s Corp.	1,476	272,278
MGM Resorts International	976	16,397
Mohawk Industries, Inc.*	117	11,906
Newell Brands, Inc.	751	11,926
NIKE, Inc. Cl B	2,457	240,909
Norwegian Cruise Line Hldgs. Ltd.*	511	8,396
NVR, Inc.*	7	22,811
O’Reilly Automotive, Inc.*	146	61,564
PulteGroup, Inc.	505	17,185
PVH Corp.	140	6,727
Ralph Lauren Corp. Cl A	96	6,962
Ross Stores, Inc.	699	59,583
Royal Caribbean Cruises Ltd.	343	17,253
Starbucks Corp.	2,307	169,772
Tapestry, Inc.	535	7,105
Target Corp.	974	116,812
Tiffany & Co.	214	26,095
TJX Cos., Inc.	2,338	118,209
Tractor Supply Co.	229	30,180
Ulta Beauty, Inc.*	113	22,986
Under Armour, Inc. Cl A*	374	3,643
Under Armour, Inc. Cl C*	387	3,421
VF Corp.	633	38,575
Whirlpool Corp.	123	15,932
Wynn Resorts Ltd.	190	14,153
Yum! Brands, Inc.	596	51,798

		5,480,345

CONSUMER STAPLES (6.6%)
Altria Group, Inc.	3,698	145,146
Archer-Daniels-Midland Co.	1,096	43,730
Brown-Forman Corp. Cl B	360	22,918
Campbell Soup Co.	332	16,477
Church & Dwight Co., Inc.	484	37,413
Clorox Co.	245	53,746
Coca-Cola Co.	7,651	341,847
Colgate-Palmolive Co.	1,668	122,198
Conagra Brands, Inc.	952	33,482
Constellation Brands, Inc. Cl A	332	58,083
Costco Wholesale Corp.	866	262,580
Coty, Inc. Cl A	560	2,503
Estee Lauder Cos., Inc. Cl A	440	83,019
General Mills, Inc.	1,192	73,487
Hershey Co.	292	37,849
Hormel Foods Corp.	548	26,452
JM Smucker Co.	225	23,807

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER STAPLES (CONTINUED)
Kellogg Co.	494	$32,634
Kimberly-Clark Corp.	672	94,987
Kraft Heinz Co.	1,231	39,257
Kroger Co.	1,560	52,806
Lamb Weston Hldgs., Inc.	285	18,220
McCormick & Co., Inc.	244	43,776
Molson Coors Brewing Co. Cl B	374	12,851
Mondelez International, Inc. Cl A	2,807	143,522
Monster Beverage Corp.*	735	50,950
PepsiCo, Inc.	2,721	359,879
Philip Morris International, Inc.	3,077	215,575
Procter & Gamble Co.	4,826	577,045
Sysco Corp.	990	54,113
Tyson Foods, Inc. Cl A	582	34,751
Walgreens Boots Alliance, Inc.	1,435	60,830
Walmart, Inc.	2,774	332,270

		3,508,203

ENERGY (2.7%)
Apache Corp.	741	10,003
Baker Hughes Co. Cl A	1,318	20,284
Cabot Oil & Gas Corp.	797	13,692
Chevron Corp.	3,694	329,616
Concho Resources, Inc.	389	20,034
ConocoPhillips	2,134	89,671
Devon Energy Corp.	751	8,516
Diamondback Energy, Inc.	314	13,131
EOG Resources, Inc.	1,142	57,854
Exxon Mobil Corp.	8,393	375,335
Halliburton Co.	1,736	22,533
Hess Corp.	509	26,371
HollyFrontier Corp.	297	8,672
Kinder Morgan, Inc.	3,830	58,101
Marathon Oil Corp.	1,557	9,529
Marathon Petroleum Corp.	1,284	47,996
National Oilwell Varco, Inc.	779	9,543
Noble Energy, Inc.	934	8,369
Occidental Petroleum Corp.	1,749	32,007
ONEOK, Inc.	872	28,968
Phillips 66	862	61,978
Pioneer Natural Resources Co.	324	31,655
Schlumberger Ltd.	2,779	51,106
TechnipFMC PLC	837	5,725
Valero Energy Corp.	817	48,056
Williams Cos., Inc.	2,374	45,153

		1,433,898

FINANCIALS (12.4%)
Aflac, Inc.	1,418	51,091
Allstate Corp.	619	60,037
American Express Co.	1,306	124,331
American International Group, Inc.	1,710	53,318
Ameriprise Financial, Inc.	244	36,610
Aon PLC Cl A	455	87,633
Arthur J. Gallagher & Co.	378	36,851
Assurant, Inc.	119	12,291

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Bank of America Corp.	15,548	$369,265
Bank of New York Mellon Corp.	1,610	62,226
Berkshire Hathaway, Inc. Cl B*	3,844	686,192
BlackRock, Inc. Cl A	306	166,492
Capital One Financial Corp.	905	56,644
Cboe Global Markets, Inc.	220	20,522
Charles Schwab Corp.	2,300	77,602
Chubb Ltd.	893	113,072
Cincinnati Financial Corp.	298	19,081
Citigroup, Inc.	4,169	213,036
Citizens Financial Group, Inc.	860	21,706
CME Group, Inc. Cl A	711	115,566
Comerica, Inc.	282	10,744
Discover Financial Svcs.	608	30,455
E*TRADE Financial Corp.	439	21,831
Everest Re Group Ltd.	79	16,290
Fifth Third Bancorp	1,437	27,705
First Republic Bank	343	36,355
Franklin Resources, Inc.	547	11,471
Globe Life, Inc.	195	14,475
Goldman Sachs Group, Inc.	615	121,536
Hartford Financial Svcs. Group, Inc.	712	27,448
Huntington Bancshares, Inc.	2,034	18,377
Intercontinental Exchange, Inc.	1,081	99,020
Invesco Ltd.	736	7,919
iShares Core S&P 500 ETF	4,744	1,469,169
JPMorgan Chase & Co.	6,049	568,969
KeyCorp	1,977	24,080
Lincoln National Corp.	390	14,348
Loews Corp.	475	16,288
M&T Bank Corp.	259	26,928
MarketAxess Hldgs., Inc.	74	37,068
Marsh & McLennan Cos., Inc.	1,008	108,229
MetLife, Inc.	1,541	56,277
Moody’s Corp.	317	87,089
Morgan Stanley	2,373	114,616
MSCI, Inc. Cl A	165	55,080
Nasdaq, Inc.	227	27,120
Northern Trust Corp.	415	32,926
People’s United Financial, Inc.	853	9,869
PNC Financial Svcs. Group, Inc.	853	89,744
Principal Financial Group, Inc.	512	21,268
Progressive Corp.	1,161	93,008
Prudential Financial, Inc.	788	47,989
Raymond James Financial, Inc.	243	16,726
Regions Financial Corp.	1,926	21,417
S&P Global, Inc.	479	157,821
State Street Corp.	704	44,739
SVB Financial Group*	102	21,984
Synchrony Financial	1,072	23,756
T. Rowe Price Group, Inc.	454	56,069
Travelers Cos., Inc.	498	56,797
Truist Financial Corp.	2,689	100,972
U.S. Bancorp	2,735	100,703
Unum Group	408	6,769
Wells Fargo & Co.	7,431	190,234

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Willis Towers Watson PLC	253	$49,828
WR Berkley Corp.	279	15,984
Zions Bancorporation	327	11,118

		6,602,174

HEALTH CARE (13.8%)
Abbott Laboratories	3,476	317,811
AbbVie, Inc.	3,495	343,139
ABIOMED, Inc.*	88	21,257
Agilent Technologies, Inc.	610	53,906
Alexion Pharmaceuticals, Inc.*	433	48,600
Align Technology, Inc.*	140	38,422
AmerisourceBergen Corp. Cl A	292	29,425
Amgen, Inc.	1,161	273,833
Anthem, Inc.	492	129,386
Baxter International, Inc.	1,001	86,186
Becton Dickinson & Co.	581	139,016
Biogen, Inc.*	318	85,081
Bio-Rad Laboratories, Inc. Cl A*	42	18,963
Boston Scientific Corp.*	2,818	98,940
Bristol-Myers Squibb Co.	4,508	265,070
Cardinal Health, Inc.	577	30,114
Centene Corp.*	1,154	73,337
Cerner Corp.	598	40,993
Cigna Corp.	718	134,733
Cooper Cos., Inc.	96	27,229
CVS Health Corp.	2,577	167,428
Danaher Corp.	1,245	220,153
DaVita, Inc.*	167	13,216
DENTSPLY SIRONA, Inc.	431	18,990
DexCom, Inc.*	181	73,377
Edwards Lifesciences Corp.*	1,209	83,554
Eli Lilly & Co.	1,676	275,166
Gilead Sciences, Inc.	2,463	189,503
HCA Healthcare, Inc.	523	50,762
Henry Schein, Inc.*	280	16,349
Hologic, Inc.*	506	28,842
Humana, Inc.	254	98,488
IDEXX Laboratories, Inc.*	167	55,137
Illumina, Inc.*	287	106,290
Incyte Corp.*	348	36,182
Intuitive Surgical, Inc.*	229	130,491
IQVIA Hldgs., Inc.*	350	49,658
Johnson & Johnson	5,211	732,823
Laboratory Corp. of America Hldgs.*	192	31,893
McKesson Corp.	317	48,634
Medtronic PLC	2,651	243,097
Merck & Co., Inc.	5,014	387,733
Mettler-Toledo International, Inc.*	47	37,861
Mylan NV*	1,032	16,595
PerkinElmer, Inc.	219	21,482
Perrigo Co. PLC	268	14,812
Pfizer, Inc.	10,975	358,882
Quest Diagnostics, Inc.	264	30,085
Regeneron Pharmaceuticals, Inc.*	197	122,859
ResMed, Inc.	286	54,912

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
STERIS PLC	168	$25,778
Stryker Corp.	637	114,781
Teleflex, Inc.	91	33,122
Thermo Fisher Scientific, Inc.	777	281,538
UnitedHealth Group, Inc.	1,855	547,132
Universal Health Svcs., Inc. Cl B	154	14,305
Varian Medical Systems, Inc.*	181	22,176
Vertex Pharmaceuticals, Inc.*	507	147,187
Waters Corp.*	125	22,550
West Pharmaceutical Svcs., Inc.	145	32,940
Zimmer Biomet Hldgs., Inc.	407	48,580
Zoetis, Inc. Cl A	945	129,503

		7,390,287

INDUSTRIALS (7.6%)
3M Co.	1,140	177,829
Alaska Air Group, Inc.	241	8,739
Allegion PLC	183	18,706
American Airlines Group, Inc.	975	12,743
AMETEK, Inc.	457	40,842
AO Smith Corp.	269	12,675
Boeing Co.	1,070	196,131
Carrier Global Corp.	1,592	35,374
Caterpillar, Inc.	1,080	136,620
CH Robinson Worldwide, Inc.	265	20,951
Cintas Corp.	166	44,216
Copart, Inc.*	411	34,224
CSX Corp.	1,520	106,005
Cummins, Inc.	294	50,938
Deere & Co.	622	97,747
Delta Air Lines, Inc.	1,128	31,640
Dover Corp.	286	27,616
Eaton Corp. PLC	790	69,109
Emerson Electric Co.	1,186	73,568
Equifax, Inc.	240	41,251
Expeditors International of Washington, Inc.	333	25,321
Fastenal Co.	1,140	48,838
FedEx Corp.	476	66,745
Flowserve Corp.	257	7,330
Fortive Corp.	583	39,446
Fortune Brands Home & Security, Inc.	277	17,709
General Dynamics Corp.	461	68,901
General Electric Co.	17,281	118,029
Honeywell International, Inc.	1,398	202,137
Howmet Aerospace, Inc.	769	12,189
Huntington Ingalls Industries, Inc.	80	13,959
IDEX Corp.	149	23,548
IHS Markit Ltd.	891	67,270
Illinois Tool Works, Inc.	567	99,140
Ingersoll Rand, Inc.*	686	19,290
Jacobs Engineering Group, Inc.	255	21,624
JB Hunt Transport Svcs., Inc.	169	20,337
Johnson Controls International PLC	1,477	50,425
Kansas City Southern	188	28,066

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
L-3 Harris Technologies, Inc.	431	$73,128
Lockheed Martin Corp.	487	177,716
Masco Corp.	526	26,410
Nielsen Hldgs. PLC	707	10,506
Norfolk Southern Corp.	510	89,541
Northrop Grumman Corp.	307	94,384
Old Dominion Freight Line, Inc.	188	31,883
Otis Worldwide Corp.	801	45,545
PACCAR, Inc.	689	51,572
Parker-Hannifin Corp.	253	46,367
Pentair PLC	330	12,537
Quanta Svcs., Inc.	271	10,631
Raytheon Technologies Corp.	2,943	181,348
Republic Svcs., Inc. Cl A	413	33,887
Robert Half International, Inc.	229	12,098
Rockwell Automation, Inc.	228	48,564
Rollins, Inc.	279	11,827
Roper Technologies, Inc.	206	79,981
Snap-on, Inc.	107	14,820
Southwest Airlines Co.	1,064	36,367
Stanley Black & Decker, Inc.	305	42,511
Teledyne Technologies, Inc.*	73	22,699
Textron, Inc.	454	14,941
Trane Technologies PLC	471	41,910
TransDigm Group, Inc.	99	43,763
Union Pacific Corp.	1,354	228,921
United Airlines Hldgs., Inc.*	506	17,513
United Parcel Svc., Inc. Cl B	1,385	153,984
United Rentals, Inc.*	142	21,164
Verisk Analytics, Inc. Cl A	318	54,124
Waste Management, Inc.	765	81,021
Westinghouse Air Brake Technologies Corp.	359	20,668
WW Grainger, Inc.	86	27,018
Xylem, Inc.	354	22,996

		4,069,573

INFORMATION TECHNOLOGY (26.1%)
Accenture PLC Cl A	1,261	270,762
Adobe, Inc.*	946	411,803
Advanced Micro Devices, Inc.*	2,294	120,687
Akamai Technologies, Inc.*	318	34,055
Amphenol Corp. Cl A	585	56,049
Analog Devices, Inc.	731	89,650
ANSYS, Inc.*	168	49,011
Apple, Inc.	8,061	2,940,653
Applied Materials, Inc.	1,792	108,326
Arista Networks, Inc.*	107	22,473
Autodesk, Inc.*	430	102,852
Automatic Data Processing, Inc.	852	126,854
Broadcom, Inc.	790	249,332
Broadridge Financial Solutions, Inc.	228	28,771
Cadence Design Systems, Inc.*	552	52,970
CDW Corp.	280	32,530
Cisco Systems, Inc.	8,408	392,149
Citrix Systems, Inc.	229	33,871

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Cognizant Technology Solutions Corp. Cl A	1,070	$60,797
Corning, Inc.	1,515	39,239
DXC Technology Co.	492	8,118
F5 Networks, Inc.*	121	16,877
Fidelity National Information Svcs., Inc.	1,219	163,456
Fiserv, Inc.*	1,121	109,432
FleetCor Technologies, Inc.*	165	41,502
FLIR Systems, Inc.	260	10,548
Fortinet, Inc.*	268	36,788
Gartner, Inc.*	176	21,354
Global Payments, Inc.	602	102,111
Hewlett Packard Enterprise Co.	2,519	24,510
HP, Inc.	2,782	48,490
Intel Corp.	8,372	500,897
International Business Machines Corp.	1,756	212,072
Intuit, Inc.	514	152,242
IPG Photonics Corp.*	69	11,067
Jack Henry & Associates, Inc.	152	27,973
Juniper Networks, Inc.	656	14,996
Keysight Technologies, Inc.*	368	37,087
KLA Corp.	307	59,705
Lam Research Corp.	286	92,510
Leidos Hldgs., Inc.	266	24,916
Mastercard, Inc. Cl A	1,743	515,405
Maxim Integrated Products, Inc.	529	32,063
Microchip Technology, Inc.	484	50,970
Micron Technology, Inc.*	2,151	110,820
Microsoft Corp.	14,991	3,050,818
Motorola Solutions, Inc.	335	46,944
NetApp, Inc.	430	19,079
NortonLifeLock, Inc.	1,059	21,000
NVIDIA Corp.	1,198	455,132
Oracle Corp.	4,147	229,205
Paychex, Inc.	628	47,571
Paycom Software, Inc.*	95	29,424
PayPal Hldgs., Inc.*	2,332	406,304
Qorvo, Inc.*	227	25,090
QUALCOMM, Inc.	2,226	203,034
Salesforce.com, Inc.*	1,771	331,761
Seagate Technology PLC	440	21,300
ServiceNow, Inc.*	373	151,087
Skyworks Solutions, Inc.	333	42,577
Synopsys, Inc.*	299	58,305
TE Connectivity Ltd.	654	53,334
Texas Instruments, Inc.	1,813	230,197
Tyler Technologies, Inc.*	78	27,057
VeriSign, Inc.*	202	41,780
Visa, Inc. Cl A	3,330	643,256
Western Digital Corp.	572	25,254
Western Union Co.	818	17,685
Xerox Hldgs. Corp.	364	5,566
Xilinx, Inc.	486	47,818
Zebra Technologies Corp. Cl A*	106	27,131

		13,906,452

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
MATERIALS (2.4%)
Air Products & Chemicals, Inc.	438	$105,759
Albemarle Corp.	210	16,214
Amcor PLC	3,092	31,569
Avery Dennison Corp.	165	18,825
Ball Corp.	642	44,613
Celanese Corp. Cl A	231	19,945
CF Industries Hldgs., Inc.	421	11,847
Corteva, Inc.	1,498	40,131
Dow, Inc.	1,460	59,510
DuPont de Nemours, Inc.	1,438	76,401
Eastman Chemical Co.	271	18,872
Ecolab, Inc.	490	97,486
FMC Corp.	255	25,403
Freeport-McMoRan, Inc.	2,843	32,894
International Flavors & Fragrances, Inc.	211	25,839
International Paper Co.	778	27,393
Linde PLC	1,044	221,443
LyondellBasell Industries NV Cl A	509	33,451
Martin Marietta Materials, Inc.	123	25,408
Mosaic Co.	688	8,607
Newmont Corp.	1,582	97,673
Nucor Corp.	604	25,012
Packaging Corp. of America	188	18,762
PPG Industries, Inc.	467	49,530
Sealed Air Corp.	305	10,019
Sherwin-Williams Co.	159	91,878
Vulcan Materials Co.	260	30,121
WestRock Co.	511	14,441

		1,279,046

REAL ESTATE (2.7%)
Alexandria Real Estate Equities, Inc.	247	40,076
American Tower Corp.	871	225,188
Apartment Investment & Management Co. Cl A	295	11,104
AvalonBay Communities, Inc.	281	43,454
Boston Properties, Inc.	289	26,120
CBRE Group, Inc. Cl A*	664	30,026
Crown Castle International Corp.	822	137,562
Digital Realty Trust, Inc.	538	76,455
Duke Realty Corp.	732	25,905
Equinix, Inc.	176	123,605
Equity Residential	701	41,233
Essex Property Trust, Inc.	131	30,021
Extra Space Storage, Inc.	256	23,647
Federal Realty Investment Trust	139	11,844
Healthpeak Properties, Inc.	1,077	29,682
Host Hotels & Resorts, Inc.	1,419	15,311
Iron Mountain, Inc.	571	14,903

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
Kimco Realty Corp.	869	$11,158
Mid-America Apartment Communities, Inc.	229	26,259
Prologis, Inc.	1,469	137,102
Public Storage	300	57,567
Realty Income Corp.	669	39,805
Regency Centers Corp.	341	15,648
SBA Communications Corp. Cl A	220	65,542
Simon Property Group, Inc.	613	41,917
SL Green Realty Corp.	154	7,591
UDR, Inc.	581	21,718
Ventas, Inc.	761	27,868
Vornado Realty Trust	315	12,036
Welltower, Inc.	845	43,729
Weyerhaeuser Co.	1,460	32,792

		1,446,868

UTILITIES (2.9%)
AES Corp.	1,283	18,591
Alliant Energy Corp.	489	23,394
Ameren Corp.	483	33,984
American Electric Power Co., Inc.	978	77,888
American Water Works Co., Inc.	355	45,674
Atmos Energy Corp.	240	23,899
CenterPoint Energy, Inc.	1,071	19,996
CMS Energy Corp.	564	32,949
Consolidated Edison, Inc.	661	47,546
Dominion Energy, Inc.	1,662	134,921
DTE Energy Co.	377	40,527
Duke Energy Corp.	1,454	116,160
Edison International	745	40,461
Entergy Corp.	392	36,774
Evergy, Inc.	444	26,325
Eversource Energy	661	55,041
Exelon Corp.	1,922	69,749
FirstEnergy Corp.	1,068	41,417
NextEra Energy, Inc.	965	231,764
NiSource, Inc.	752	17,100
NRG Energy, Inc.	483	15,726
Pinnacle West Capital Corp.	221	16,197
PPL Corp.	1,502	38,812
Public Svc. Enterprise Group, Inc.	994	48,865
Sempra Energy	580	67,993
Southern Co.	2,088	108,263
WEC Energy Group, Inc.	627	54,957
Xcel Energy, Inc.	1,023	63,938

		1,548,911

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $36,169,602) 97.7%		52,110,299

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.6%)
U.S. Treasury Bill	A-1+	0.04	07/02/20	$100,000	$100,000
U.S. Treasury Bill (1)	A-1+	0.18	07/21/20	240,000	239,977

					339,977

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $339,977) 0.6%					339,977

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.6%)
Citibank, New York Time Deposit		0.01	07/01/20	$848,881	$848,881

TOTAL TEMPORARY CASH INVESTMENT (Cost: $848,881) 1.6%					848,881

TOTAL INVESTMENTS (Cost: $37,358,460) 99.9%					53,299,157

OTHER NET ASSETS 0.1%					42,370

NET ASSETS 100.0%					$53,341,527

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (1.7%)
AMC Networks, Inc. Cl A*	568	$13,285
Cable One, Inc.	73	129,564
Cinemark Hldgs., Inc.	1,552	17,926
John Wiley & Sons, Inc. Cl A	615	23,985
New York Times Co. Cl A	2,043	85,867
TEGNA, Inc.	3,077	34,278
Telephone & Data Systems, Inc.	1,373	27,295
TripAdvisor, Inc.	1,420	26,994
World Wrestling Entertainment, Inc. Cl A	639	27,765
Yelp, Inc. Cl A*	902	20,863

		407,822

CONSUMER DISCRETIONARY (13.4%)
Aaron’s, Inc.	934	42,404
Adient PLC*	1,173	19,261
Adtalem Global Education, Inc.*	719	22,397
American Eagle Outfitters, Inc.	2,201	23,991
AutoNation, Inc.*	806	30,290
Boyd Gaming Corp.	1,124	23,492
Brunswick Corp.	1,121	71,755
Caesars Entertainment Corp.*	7,717	93,607
Carter’s, Inc.	599	48,339
Choice Hotels International, Inc.	445	35,111
Churchill Downs, Inc.	495	65,909
Columbia Sportswear Co.	400	32,232
Cracker Barrel Old Country Store, Inc.	331	36,711
Dana, Inc.	1,982	24,161
Deckers Outdoor Corp.*	393	77,181
Delphi Technologies PLC*	1,205	17,123
Dick’s Sporting Goods, Inc.	931	38,413
Dunkin’ Brands Group, Inc.	1,158	75,536
Eldorado Resorts, Inc.*	1,181	47,311
Etsy, Inc.*	1,585	168,375
Five Below, Inc.*	781	83,497
Foot Locker, Inc.	1,471	42,894
Gentex Corp.	3,446	88,803
Goodyear Tire & Rubber Co.	3,234	28,928
Graham Hldgs. Co. Cl B	61	20,903
Grand Canyon Education, Inc.*	658	59,569
Grubhub, Inc.*	1,277	89,773
Harley-Davidson, Inc.	2,156	51,248
Helen of Troy Ltd.*	356	67,127
Jack in the Box, Inc.	315	23,338
KB Home	1,246	38,227
Lear Corp.	735	80,130
Marriott Vacations Worldwide Corp.	499	41,023
Mattel, Inc.*	4,850	46,900
Murphy USA, Inc.*	379	42,672
Nordstrom, Inc.	1,537	23,808
Ollie’s Bargain Outlet Hldgs., Inc.*	788	76,948
Papa John’s International, Inc.	310	24,617
Penn National Gaming, Inc.*	1,820	55,583
Polaris, Inc.	799	73,947
Pool Corp.	554	150,616
RH*	234	58,243

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Sally Beauty Hldgs., Inc.*	1,616	$20,248
Scientific Games Corp.*	764	11,811
Service Corp. International	2,489	96,797
Six Flags Entertainment Corp.	1,098	21,093
Skechers U.S.A., Inc. Cl A*	1,927	60,469
Strategic Education, Inc.	311	47,785
Taylor Morrison Home Corp. Cl A*	1,843	35,551
Tempur Sealy International, Inc.*	606	43,602
Texas Roadhouse, Inc. Cl A	936	49,206
Thor Industries, Inc.	781	83,200
Toll Brothers, Inc.	1,636	53,317
TopBuild Corp.*	472	53,699
TRI Pointe Group, Inc.*	1,865	27,397
Urban Outfitters, Inc.*	996	15,159
Visteon Corp.*	390	26,715
Wendy’s Co.	2,490	54,232
Williams-Sonoma, Inc.	1,079	88,489
WW International, Inc.*	658	16,700
Wyndham Destinations, Inc.	1,177	33,168
Wyndham Hotels & Resorts, Inc.	1,287	54,852

		3,155,883

CONSUMER STAPLES (3.5%)
BJ’s Wholesale Club Hldgs., Inc.*	1,702	63,433
Boston Beer Co., Inc. Cl A*	132	70,838
Casey’s General Stores, Inc.	508	75,956
Darling Ingredients, Inc.*	2,309	56,848
Edgewell Personal Care Co.*	743	23,152
Energizer Hldgs., Inc.	878	41,696
Flowers Foods, Inc.	2,695	60,260
Grocery Outlet Hldg. Corp.*	884	36,067
Hain Celestial Group, Inc.*	1,113	35,071
Ingredion, Inc.	936	77,688
Lancaster Colony Corp.	274	42,467
Nu Skin Enterprises, Inc. Cl A	736	28,137
Pilgrim’s Pride Corp.*	730	12,330
Post Hldgs., Inc.*	888	77,807
Sanderson Farms, Inc.	280	32,449
Sprouts Farmers Market, Inc.*	1,627	41,635
Tootsie Roll Industries, Inc.	240	8,225
TreeHouse Foods, Inc.*	799	34,996

		819,055

ENERGY (1.3%)
Antero Midstream Corp.	3,934	20,064
ChampionX Corp.*	2,576	25,142
Cimarex Energy Co.	1,413	38,843
CNX Resources Corp.*	2,614	22,611
EQT Corp.	3,581	42,614
Equitrans Midstream Corp.	5,632	46,802
Murphy Oil Corp.	2,053	28,331
PBF Energy, Inc. Cl A	1,425	14,592
Transocean Ltd.*	8,282	15,156
World Fuel Svcs. Corp.	886	22,823
WPX Energy, Inc.*	5,776	36,851

		313,829

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (16.4%)
Affiliated Managers Group, Inc.	662	$49,359
Alleghany Corp.	201	98,317
American Financial Group, Inc.	1,035	65,681
Associated Banc-Corp.	2,199	30,082
BancorpSouth Bank	1,387	31,540
Bank of Hawaii Corp.	568	34,881
Bank OZK	1,738	40,791
Brighthouse Financial, Inc.*	1,346	37,446
Brown & Brown, Inc.	3,306	134,753
Cathay General Bancorp	1,102	28,983
CIT Group, Inc.	1,409	29,209
CNO Financial Group, Inc.	2,050	31,918
Commerce Bancshares, Inc.	1,433	85,220
Cullen/Frost Bankers, Inc.	822	61,412
East West Bancorp, Inc.	2,033	73,676
Eaton Vance Corp.	1,605	61,953
Essent Group Ltd.	1,566	56,799
Evercore, Inc. Cl A	575	33,879
FactSet Research Systems, Inc.	532	174,746
Federated Hermes, Inc. Cl B	1,353	32,066
First American Financial Corp.	1,576	75,679
First Financial Bankshares, Inc.	2,062	59,571
First Horizon National Corp.	4,401	43,834
FirstCash, Inc.	579	39,071
FNB Corp.	4,574	34,305
Fulton Financial Corp.	2,330	24,535
Genworth Financial, Inc. Cl A*	6,941	16,034
Glacier Bancorp, Inc.	1,243	43,865
Hancock Whitney Corp.	1,271	26,945
Hanover Insurance Group, Inc.	531	53,806
Home BancShares, Inc.	2,152	33,098
Interactive Brokers Group, Inc. Cl A	1,087	45,404
International Bancshares Corp.	790	25,296
iShares Core S&P Mid-Cap ETF	2,901	515,856
Janus Henderson Group PLC	2,173	45,981
Jefferies Financial Group, Inc.	3,214	49,978
Kemper Corp.	877	63,600
Legg Mason, Inc.	1,169	58,158
LendingTree, Inc.*	107	30,980
Mercury General Corp.	384	15,648
Navient Corp.	2,416	16,984
New York Community Bancorp, Inc.	6,620	67,524
Old Republic International Corp.	4,034	65,795
PacWest Bancorp	1,685	33,211
Pinnacle Financial Partners, Inc.	1,018	42,746
Primerica, Inc.	567	66,112
Prosperity Bancshares, Inc.	1,350	80,163
Reinsurance Group of America, Inc.	951	74,596
RenaissanceRe Hldgs. Ltd.	696	119,037
RLI Corp.	567	46,551
SEI Investments Co.	1,762	96,875
Selective Insurance Group, Inc.	847	44,671
Signature Bank	759	81,152
SLM Corp.	5,289	37,182
Sterling Bancorp	2,796	32,769
Stifel Financial Corp.	972	46,102

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Synovus Financial Corp.	2,101	$43,133
TCF Financial Corp.	2,178	64,077
Texas Capital Bancshares, Inc.*	705	21,763
Trustmark Corp.	888	21,774
UMB Financial Corp.	609	31,394
Umpqua Hldgs. Corp.	3,127	33,271
United Bankshares, Inc.	1,843	50,977
Valley National Bancorp	5,601	43,800
Washington Federal, Inc.	1,106	29,685
Webster Financial Corp.	1,307	37,393
Wintrust Financial Corp.	831	36,248

		3,859,340

HEALTH CARE (10.3%)
Acadia Healthcare Co., Inc.*	1,232	30,948
Amedisys, Inc.*	456	90,534
Arrowhead Pharmaceuticals, Inc.*	1,456	62,885
Avanos Medical, Inc.*	667	19,603
Bio-Techne Corp.	536	141,542
Cantel Medical Corp.	502	22,203
Catalent, Inc.*	2,279	167,051
Charles River Laboratories International, Inc.*	691	120,476
Chemed Corp.	222	100,138
Encompass Health Corp.	1,388	85,959
Exelixis, Inc.*	4,269	101,346
Globus Medical, Inc. Cl A*	1,050	50,096
Haemonetics Corp.*	699	62,602
HealthEquity, Inc.*	987	57,907
Hill-Rom Hldgs., Inc.	921	101,107
ICU Medical, Inc.*	272	50,132
Integra LifeSciences Hldgs. Corp.*	972	45,674
LHC Group, Inc.*	408	71,123
Ligand Pharmaceuticals, Inc.*	225	25,166
LivaNova PLC*	664	31,958
Masimo Corp.*	694	158,225
MEDNAX, Inc.*	1,188	20,315
Molina Healthcare, Inc.*	819	145,766
Nektar Therapeutics Cl A*	2,465	57,089
NuVasive, Inc.*	714	39,741
Patterson Cos., Inc.	1,172	25,784
Penumbra, Inc.*	452	80,827
PRA Health Sciences, Inc.*	900	87,561
Prestige Consumer Healthcare, Inc.*	702	26,367
Quidel Corp.*	517	115,674
Repligen Corp.*	661	81,706
Syneos Health, Inc. Cl A*	852	49,629
Tenet Healthcare Corp.*	1,470	26,622
United Therapeutics Corp.*	614	74,294

		2,428,050

INDUSTRIALS (15.0%)
Acuity Brands, Inc.	558	53,423
AECOM*	2,251	84,593
AGCO Corp.	871	48,306
ASGN, Inc.*	748	49,877

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Avis Budget Group, Inc.*	759	$17,373
Axon Enterprise, Inc.*	884	86,747
Brink’s Co.	726	33,040
Carlisle Cos., Inc.	764	91,428
Clean Harbors, Inc.*	701	42,046
Colfax Corp.*	1,186	33,089
CoreLogic, Inc.	1,125	75,622
Crane Co.	700	41,622
Curtiss-Wright Corp.	592	52,854
Deluxe Corp.	599	14,100
Donaldson Co., Inc.	1,755	81,643
Dycom Industries, Inc.*	441	18,032
EMCOR Group, Inc.	764	50,531
EnerSys	607	39,079
Fluor Corp.	1,889	22,819
FTI Consulting, Inc.*	516	59,108
GATX Corp.	495	30,185
Generac Hldgs., Inc.*	879	107,176
Graco, Inc.	2,354	112,968
Healthcare Svcs. Group, Inc.	1,046	25,585
Herman Miller, Inc.	840	19,832
Hexcel Corp.	1,175	53,133
HNI Corp.	609	18,617
Hubbell, Inc. Cl B	761	95,399
Insperity, Inc.	508	32,883
ITT, Inc.	1,221	71,722
JetBlue Airways Corp.*	3,794	41,355
KAR Auction Svcs, Inc.	1,838	25,291
Kennametal, Inc.	1,171	33,619
Kirby Corp.*	841	45,044
Knight-Swift Transportation Hldgs., Inc. Cl A	1,717	71,616
Landstar System, Inc.	544	61,097
Lennox International, Inc.	492	114,631
Lincoln Electric Hldgs., Inc.	836	70,425
ManpowerGroup, Inc.	817	56,169
MasTec, Inc.*	816	36,614
Mercury Systems, Inc.*	794	62,456
Middleby Corp.*	763	60,231
MSA Safety, Inc.	509	58,250
MSC Industrial Direct Co., Inc. Cl A	644	46,890
Nordson Corp.	717	136,022
nVent Electric PLC	2,196	41,131
Oshkosh Corp.	958	68,612
Owens Corning	1,524	84,978
Regal Beloit Corp.	569	49,685
Ryder System, Inc.	757	28,395
Stericycle, Inc.*	1,271	71,151
Terex Corp.	906	17,006
Tetra Tech, Inc.	753	59,577
Timken Co.	938	42,670
Toro Co.	1,474	97,785
Trex Co., Inc.*	826	107,438
Trinity Industries, Inc.	1,330	28,316
Univar Solutions, Inc.*	1,940	32,708
Valmont Industries, Inc.	300	34,086

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Watsco, Inc.	460	$81,742
Werner Enterprises, Inc.	813	35,390
Woodward, Inc.	794	61,575
XPO Logistics, Inc.*	1,272	98,262

		3,523,049

INFORMATION TECHNOLOGY (15.0%)
ACI Worldwide, Inc.*	1,607	43,373
Alliance Data Systems Corp.	601	27,117
Arrow Electronics, Inc.*	1,088	74,735
Avnet, Inc.	1,389	38,732
Belden, Inc.	539	17,544
Blackbaud, Inc.	690	39,385
Cabot Microelectronics Corp.	411	57,351
CACI International, Inc. Cl A*	348	75,474
CDK Global, Inc.	1,693	70,124
Ceridian HCM Hldg., Inc.*	1,405	111,374
Ciena Corp.*	2,136	115,686
Cirrus Logic, Inc.*	826	51,030
Cognex Corp.	2,393	142,910
Coherent, Inc.*	333	43,616
CommVault Systems, Inc.*	595	23,027
Cree, Inc.*	1,499	88,726
Enphase Energy, Inc.*	1,078	51,280
Fair Isaac Corp.*	405	169,306
First Solar, Inc.*	1,055	52,223
II-VI, Inc.*	1,218	57,514
InterDigital, Inc.	427	24,181
J2 Global, Inc.*	625	39,506
Jabil, Inc.	1,957	62,781
KBR, Inc.	1,992	44,920
Littelfuse, Inc.	339	57,844
LiveRamp Hldgs., Inc.*	798	33,891
LogMeIn, Inc.	683	57,898
Lumentum Hldgs., Inc.*	1,050	85,502
Manhattan Associates, Inc.*	887	83,555
MAXIMUS, Inc.	866	61,010
MKS Instruments, Inc.	752	85,157
Monolithic Power Systems, Inc.	588	139,356
National Instruments Corp.	1,655	64,065
NCR Corp.*	1,797	31,124
NetScout Systems, Inc.*	887	22,672
Paylocity Hldg. Corp.*	506	73,820
Perspecta, Inc.	1,989	46,205
PTC, Inc.*	1,457	113,340
Qualys, Inc.*	471	48,993
Sabre Corp.	3,815	30,749
Science Applications International Corp.	692	53,755
Semtech Corp.*	910	47,520
Silicon Laboratories, Inc.*	616	61,766
SolarEdge Technologies, Inc.*	680	94,370
Synaptics, Inc.*	474	28,497
SYNNEX Corp.	565	67,670
Teradata Corp.*	1,526	31,741
Teradyne, Inc.	2,302	194,542

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Trimble, Inc.*	3,474	$150,042
Universal Display Corp.	594	88,874
ViaSat, Inc.*	812	31,156
Vishay Intertechnology, Inc.	1,862	28,433
WEX, Inc.*	609	100,491

		3,535,953

MATERIALS (5.6%)
Allegheny Technologies, Inc.*	1,875	19,106
AptarGroup, Inc.	897	100,446
Ashland Global Hldgs., Inc.	850	58,735
Cabot Corp.	785	29,084
Carpenter Technology Corp.	688	16,705
Chemours Co.	2,291	35,167
Commercial Metals Co.	1,686	34,394
Compass Minerals International, Inc.	479	23,351
Domtar Corp.	777	16,402
Eagle Materials, Inc.	586	41,149
Greif, Inc. Cl A	372	12,801
Ingevity Corp.*	571	30,017
Louisiana-Pacific Corp.	1,552	39,809
Minerals Technologies, Inc.	483	22,667
NewMarket Corp.	101	40,449
O-I Glass, Inc.	2,148	19,289
Olin Corp.	2,239	25,726
PolyOne Corp.	1,275	33,443
Reliance Steel & Aluminum Co.	908	86,196
Royal Gold, Inc.	905	112,510
RPM International, Inc.	1,803	135,333
Scotts Miracle-Gro Co.	550	73,959
Sensient Technologies Corp.	595	31,035
Silgan Hldgs., Inc.	1,089	35,273
Sonoco Products Co.	1,407	73,572
Steel Dynamics, Inc.	2,958	77,174
United States Steel Corp.	3,067	22,144
Valvoline, Inc.	2,649	51,205
Worthington Industries, Inc.	529	19,732

		1,316,873

REAL ESTATE (9.3%)
American Campus Communities, Inc.	1,921	67,158
Brixmor Property Group, Inc.	4,235	54,293
Camden Property Trust	1,375	125,428
CoreCivic, Inc.	1,708	15,987
CoreSite Realty Corp.	567	68,641
Corporate Office Properties Trust	1,588	40,240
Cousins Properties, Inc.	2,125	63,389
CyrusOne, Inc.	1,623	118,073
Douglas Emmett, Inc.	2,363	72,450
EastGroup Properties, Inc.	550	65,236
EPR Properties	1,052	34,853

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
First Industrial Realty Trust, Inc.	1,817	$69,846
GEO Group, Inc.	1,747	20,667
Healthcare Realty Trust, Inc.	1,898	55,592
Highwoods Properties, Inc.	1,483	55,360
Hudson Pacific Properties, Inc.	2,209	55,578
JBG SMITH Properties	1,661	49,116
Jones Lang LaSalle, Inc.	717	74,181
Kilroy Realty Corp.	1,523	89,400
Lamar Advertising Co. Cl A	1,203	80,312
Life Storage, Inc.	665	63,142
Macerich Co.	1,636	14,675
Mack-Cali Realty Corp.	1,270	19,418
Medical Properties Trust, Inc.	7,430	139,684
National Retail Properties, Inc.	2,408	85,436
Omega Healthcare Investors, Inc.	3,175	94,393
Park Hotels & Resorts, Inc.	3,332	32,953
Pebblebrook Hotel Trust	1,855	25,339
Physicians Realty Trust	2,854	50,002
PotlatchDeltic Corp.	915	34,797
PS Business Parks, Inc.	280	37,072
Rayonier, Inc.	1,896	47,002
Sabra Health Care REIT, Inc.	2,905	41,919
Service Properties Trust	2,310	16,378
Spirit Realty Capital, Inc.	1,447	50,442
STORE Capital Corp.	3,097	73,740
Taubman Centers, Inc.	866	32,700
Urban Edge Properties	1,591	18,885
Weingarten Realty Investors	1,716	32,484

		2,186,261

UTILITIES (3.9%)
ALLETE, Inc.	727	39,701
Black Hills Corp.	878	49,748
Essential Utilities, Inc.	3,074	129,846
Hawaiian Electric Industries, Inc.	1,537	55,424
IDACORP, Inc.	712	62,207
MDU Resources Group, Inc.	2,793	61,949
National Fuel Gas Co.	1,279	53,628
New Jersey Resources Corp.	1,323	43,196
NorthWestern Corp.	711	38,764
OGE Energy Corp.	2,785	84,553
ONE Gas, Inc.	746	57,479
PNM Resources, Inc.	1,115	42,861
Southwest Gas Hldgs., Inc.	768	53,030
Spire, Inc.	716	47,048
UGI Corp.	2,910	92,538

		911,972

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $21,203,503) 95.4%		22,458,087

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.1%)
U.S. Treasury Bill	A-1+	0.04	07/02/20	$50,000	$50,000
U.S. Treasury Bill (1)	A-1+	0.16	07/21/20	450,000	449,972

					499,972

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $499,972) 2.1%					499,972

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (2.6%)
Citibank, New York Time Deposit		0.01	07/01/20	$613,082	$613,082

TOTAL TEMPORARY CASH INVESTMENT (Cost: $613,082) 2.6%					613,082

TOTAL INVESTMENTS (Cost: $22,316,557) 100.1%					23,571,141

OTHER NET ASSETS -0.1%					(47,819)

NET ASSETS 100.0%					$23,523,322

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (1.6%)
ORBCOMM, Inc.*	10,914	$42,019
TEGNA, Inc.	8,910	99,257

		141,276

CONSUMER DISCRETIONARY (8.1%)
Bloomin’ Brands, Inc.	7,880	84,001
Capri Hldgs. Ltd.*	3,115	48,687
Extended Stay America, Inc.	1,510	16,897
Haverty Furniture Cos., Inc.	3,148	50,368
Johnson Outdoors, Inc. Cl A	660	60,073
Marriott Vacations Worldwide Corp.	1,886	155,048
Meritage Homes Corp.*	880	66,986
Sonic Automotive, Inc. Cl A	4,212	134,405
Williams-Sonoma, Inc.	1,210	99,232

		715,697

CONSUMER STAPLES (2.2%)
Crimson Wine Group Ltd.*	15,220	82,188
TreeHouse Foods, Inc.*	2,240	98,112
Vector Group Ltd.	1,101	11,076

		191,376

ENERGY (2.2%)
Matrix Svc. Co.*	268	2,605
Noble Energy, Inc.	9,200	82,432
PBF Energy, Inc. Cl A	10,830	110,899

		195,936

FINANCIALS (26.8%)
American Equity Investment Life Hldg. Co.	4,264	105,363
Argo Group International Hldgs. Ltd.	1,723	60,012
BancFirst Corp.	3,001	121,751
Bank of Marin Bancorp	1,531	51,028
Banner Corp.	2,882	109,516
Brookline Bancorp, Inc.	10,888	109,751
Bryn Mawr Bank Corp.	3,598	99,521
Columbia Banking System, Inc.	1,616	45,805
Dime Community Bancshares, Inc.	5,161	70,860
Ellington Financial, Inc.	9,464	111,486
Enterprise Financial Svcs. Corp.	3,072	95,601
Essent Group Ltd.	3,111	112,836
First Interstate BancSystem, Inc. Cl A	4,404	136,348
Flushing Financial Corp.	2,790	32,141
Great Southern Bancorp, Inc.	1,345	54,284
Heritage Commerce Corp.	6,250	46,906
IBERIABANK Corp.	1,077	49,047
Investors Bancorp, Inc.	4,788	40,698
Marlin Business Svcs. Corp.	3,492	29,542
Moelis & Co. Cl A	1,530	47,675
Northfield Bancorp, Inc.	6,375	73,440
Peoples Bancorp, Inc.	2,640	56,179
Safety Insurance Group, Inc.	460	35,080
Selective Insurance Group, Inc.	2,731	144,033
Sterling Bancorp	2,538	29,745
Stifel Financial Corp.	1,113	52,790
Stock Yards Bancorp, Inc.	6,398	257,200
TriCo Bancshares	2,561	77,982

	Shares	Value
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
UMB Financial Corp.	1,451	$74,799
Wintrust Financial Corp.	511	22,290

		2,353,709

HEALTH CARE (4.5%)
NanoString Technologies, Inc.*	920	27,002
Pacific Biosciences of California, Inc.*	8,526	29,415
Prestige Consumer Healthcare, Inc.*	1,000	37,560
SeaSpine Hldgs. Corp.*	3,713	38,875
Sientra, Inc.*	10,102	39,095
Supernus Pharmaceuticals, Inc.*	4,716	112,005
Syneos Health, Inc. Cl A*	840	48,930
Vericel Corp.*	4,294	59,343

		392,225

INDUSTRIALS (17.1%)
Arcosa, Inc.	1,620	68,364
Builders FirstSource, Inc.*	2,613	54,089
EMCOR Group, Inc.	268	17,725
Encore Wire Corp.	2,757	134,597
EnPro Industries, Inc.	1,930	95,130
Hillenbrand, Inc.	2,637	71,384
ICF International, Inc.	450	29,173
Kratos Defense & Security Solutions, Inc.*	3,555	55,565
Miller Industries, Inc.	7,543	224,555
Mueller Industries, Inc.	8,027	213,358
Rexnord Corp.	2,940	85,701
SPX FLOW, Inc.*	2,770	103,709
UFP Industries, Inc.	2,118	104,862
VSE Corp.	4,407	138,336
Werner Enterprises, Inc.	2,157	93,894
WESCO International, Inc. Preferred*	275	7,293

		1,497,735

INFORMATION TECHNOLOGY (10.6%)
Cardtronics PLC Cl A*	1,520	36,450
Cirrus Logic, Inc.*	810	50,042
Cloudera, Inc.*	5,425	69,006
Cohu, Inc.	2,793	48,431
EchoStar Corp. Cl A*	922	25,779
Everspin Technologies, Inc.*	2,711	19,031
II-VI, Inc.*	1,690	79,802
Lumentum Hldgs., Inc.*	416	33,875
ManTech International Corp. Cl A	1,063	72,805
MKS Instruments, Inc.	426	48,240
Perficient, Inc.*	1,032	36,925
Perspecta, Inc.	2,324	53,986
Plexus Corp.*	674	47,557
Richardson Electronics Ltd.*	13,818	55,825
Sequans Communications S.A.*	5,341	32,794
SYNNEX Corp.	1,200	143,724
ViaSat, Inc.*	538	20,643
Xperi Hldg. Corp.	3,894	57,475

		932,390

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS (CONTINUED):
MATERIALS (3.6%)
Berry Global Group, Inc.*	558	$24,731
Boise Cascade Co.	1,353	50,886
Cleveland-Cliffs, Inc.	3,352	18,503
Coeur Mining, Inc.*	2,800	14,224
Ferro Corp.*	4,670	55,760
Olin Corp.	1,545	17,752
PolyOne Corp.	2,717	71,267
Stepan Co.	670	65,057

		318,180

REAL ESTATE (11.3%)
Alexander’s, Inc.	150	36,135
Cousins Properties, Inc.	3,199	95,426
CTO Realty Growth, Inc.	702	27,729
Easterly Government Properties, Inc.	6,693	154,742
Equity Commonwealth	2,010	64,722
GEO Group, Inc.	6,742	79,758
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,109	31,562
Highwoods Properties, Inc.	2,691	100,455

	Shares	Value
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
Industrial Logistics Properties Trust	3,831	$78,727
JBG SMITH Properties	2,313	68,395
Medical Properties Trust, Inc.	6,077	114,248
PotlatchDeltic Corp.	2,142	81,460
Sabra Health Care REIT, Inc.	3,901	56,292

		989,651

UTILITIES (7.5%)
Avista Corp.	2,775	100,982
Black Hills Corp.	1,525	86,407
IDACORP, Inc.	955	83,438
Northwest Natural Hldg. Co.	813	45,357
NorthWestern Corp.	1,325	72,239
PNM Resources, Inc.	2,622	100,790
Portland General Electric Co.	2,504	104,692
Spire, Inc.	993	65,250

		659,155

TOTAL COMMON STOCKS
(Cost: $8,945,798) 95.5%		8,387,330

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (4.2%)
Citibank, New York Time Deposit	0.01	07/01/20	$368,171	$368,171

TOTAL TEMPORARY CASH INVESTMENT (Cost: $368,171) 4.2%				368,171

TOTAL INVESTMENTS (Cost: $9,313,969) 99.7%				8,755,501

OTHER NET ASSETS 0.3%				22,155

NET ASSETS 100.0%				$8,777,656

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (2.6%)
Cardlytics, Inc.*	617	$43,178
Cogent Communications Hldgs., Inc.	710	54,926
Gray Television, Inc.*	2,649	36,953
Shenandoah Telecommunications Co.	1,201	59,197
World Wrestling Entertainment, Inc. Cl A	453	19,683
Zynga, Inc. Cl A*	4,371	41,699

		255,636

CONSUMER DISCRETIONARY (10.9%)
Bloomin’ Brands, Inc.	7,160	76,326
Chegg, Inc.*	693	46,611
Eldorado Resorts, Inc.*	1,481	59,329
Extended Stay America, Inc.	4,635	51,866
Five Below, Inc.*	1,272	135,990
Fox Factory Hldg. Corp.*	827	68,318
Lithia Motors, Inc. Cl A	786	118,945
Marriott Vacations Worldwide Corp.	559	45,955
Red Rock Resorts, Inc. Cl A	4,654	50,775
Skyline Champion Corp.*	3,985	96,995
Sonos, Inc.*	4,924	72,038
Stamps.com, Inc.*	284	52,168
Steven Madden Ltd.	3,411	84,218
Thor Industries, Inc.	666	70,949
Williams-Sonoma, Inc.	625	51,256

		1,081,739

CONSUMER STAPLES (2.3%)
BJ’s Wholesale Club Hldgs., Inc.*	2,023	75,397
Freshpet, Inc.*	1,079	90,269
WD-40 Co.	328	65,043

		230,709

ENERGY (0.3%)
Kosmos Energy Ltd.	4,618	7,666
PBF Energy, Inc. Cl A	1,849	18,934

		26,600

FINANCIALS (5.8%)
Essent Group Ltd.	1,442	52,301
First Financial Bankshares, Inc.	1,686	48,709
First Merchants Corp.	1,719	47,393
Houlihan Lokey, Inc. Cl A	1,163	64,709
iShares Micro-Cap ETF	532	46,428
Moelis & Co. Cl A	2,244	69,923
National Bank Hldgs. Corp. Cl A	885	23,895
Primerica, Inc.	617	71,942
RLI Corp.	575	47,207
Selective Insurance Group, Inc.	808	42,614
Starwood Property Trust, Inc.	4,306	64,418

		579,539

HEALTH CARE (32.3%)
1Life Healthcare, Inc.*	1,618	58,766
ACADIA Pharmaceuticals, Inc.*	1,108	53,705
Acceleron Pharma, Inc.*	755	71,929
Alder Biopharmaceuticals, Inc. — contingent value rights*	1,642	1,445	††

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Amicus Therapeutics, Inc.*	3,935	$59,340
Arrowhead Pharmaceuticals, Inc.*	522	22,545
Biohaven Pharmaceutical Hldg. Co. Ltd.*	856	62,582
Blueprint Medicines Corp.*	642	50,076
CareDx, Inc.*	1,289	45,669
ChemoCentryx, Inc.*	881	50,693
CRISPR Therapeutics AG*	591	43,433
Emergent BioSolutions, Inc.*	2,143	169,468
Esperion Therapeutics, Inc.*	925	47,462
Fate Therapeutics, Inc.*	1,246	42,750
FibroGen, Inc.*	1,151	46,650
Global Blood Therapeutics, Inc.*	790	49,873
Globus Medical, Inc. Cl A*	1,123	53,578
Haemonetics Corp.*	546	48,900
HealthEquity, Inc.*	1,559	91,466
Horizon Therapeutics PLC*	1,108	61,583
Inmode Ltd.*	847	23,987
Insmed, Inc.*	1,641	45,193
Inspire Medical Systems, Inc.*	502	43,684
Intersect ENT, Inc.*	2,509	33,972
Invitae Corp.*	2,794	84,630
iRhythm Technologies, Inc.*	782	90,626
Karyopharm Therapeutics, Inc.*	2,662	50,418
Kodiak Sciences, Inc.*	805	43,567
Krystal Biotech, Inc.*	443	18,349
LHC Group, Inc.*	770	134,226
Madrigal Pharmaceuticals, Inc.*	334	37,825
Medpace Hldgs., Inc.*	375	34,882
Mirati Therapeutics, Inc.*	380	43,385
MyoKardia, Inc.*	456	44,059
Natera, Inc.*	1,237	61,677
Neogen Corp.*	882	68,443
NeoGenomics, Inc.*	2,121	65,709
Nevro Corp.*	371	44,323
Omnicell, Inc.*	1,029	72,668
Orchard Therapeutics PLC*	2,594	15,564
OrthoPediatrics Corp.*	881	38,553
Quidel Corp.*	261	58,396
Repligen Corp.*	563	69,592
Sage Therapeutics, Inc.*	524	21,788
Schrodinger, Inc.*	509	46,609
Sientra, Inc.*	12,794	49,513
Silk Road Medical, Inc.*	933	39,083
Simulations Plus, Inc.	1,673	100,079
Sorrento Therapeutics, Inc.*	1,767	11,097
STAAR Surgical Co.*	1,314	80,864
Supernus Pharmaceuticals, Inc.*	2,315	54,981
Tabula Rasa HealthCare, Inc.*	705	38,585
Tactile Systems Technology, Inc.*	1,007	41,720
Tandem Diabetes Care, Inc.*	995	98,425
Ultragenyx Pharmaceutical, Inc.*	571	44,664
US Physical Therapy, Inc.	372	30,139
Vericel Corp.*	2,957	40,866
Wright Medical Group NV*	2,021	60,064
Xencor, Inc.*	1,366	44,245

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Zogenix, Inc.*	751	$20,284
Zynex, Inc.*	1,269	31,560

		3,210,207

INDUSTRIALS (13.3%)
Alaska Air Group, Inc.	651	23,605
Axon Enterprise, Inc.*	579	56,817
Clean Harbors, Inc.*	492	29,510
Ducommun, Inc.*	420	14,645
EMCOR Group, Inc.	1,455	96,234
ESCO Technologies, Inc.	1,008	85,206
Exponent, Inc.	1,106	89,509
Federal Signal Corp.	2,126	63,206
Franklin Electric Co., Inc.	929	48,791
Generac Hldgs., Inc.*	634	77,304
Gorman-Rupp Co.	2,468	76,705
Heidrick & Struggles International, Inc.	1,520	32,862
IAA, Inc.*	1,123	43,314
ICF International, Inc.	862	55,884
Knoll, Inc.	1,245	15,177
Mercury Systems, Inc.*	509	40,038
MSA Safety, Inc.	287	32,844
Saia, Inc.*	564	62,706
Simpson Manufacturing Co., Inc.	1,483	125,106
SPX FLOW, Inc.*	957	35,830
Tetra Tech, Inc.	703	55,621
Trex Co., Inc.*	811	105,487
Woodward, Inc.	734	56,922

		1,323,323

INFORMATION TECHNOLOGY (21.8%)
Akoustis Technologies, Inc.*	4,966	41,168
Altair Engineering, Inc. Cl A*	734	29,177
Blackline, Inc.*	799	66,245
Cabot Microelectronics Corp.	492	68,654
Cardtronics PLC Cl A*	1,553	37,241
Cloudera, Inc.*	2,820	35,870
Cohu, Inc.	2,125	36,848
Cornerstone OnDemand, Inc.*	826	31,851
Domo, Inc. Cl B*	1,091	35,097
Enphase Energy, Inc.*	994	47,285
Everspin Technologies, Inc.*	2,580	18,112
Five9, Inc.*	1,723	190,684
Globant S.A.*	439	65,784
II-VI, Inc.*	1,919	90,615
Itron, Inc.*	631	41,804
Lattice Semiconductor Corp.*	2,496	70,861

	Shares	Value
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
LivePerson, Inc.*	2,208	$91,477
Lumentum Hldgs., Inc.*	774	63,027
MAXIMUS, Inc.	909	64,039
MaxLinear, Inc. Cl A*	3,372	72,363
New Relic, Inc.*	754	51,951
Novanta, Inc.*	631	67,372
Perficient, Inc.*	2,131	76,247
Ping Identity Hldg. Corp.*	1,983	63,634
Pure Storage, Inc. Cl A*	2,068	35,838
Q2 Hldgs., Inc.*	862	73,951
Rapid7, Inc.*	2,884	147,142
Rogers Corp.*	216	26,914
SailPoint Technologies Hldg., Inc.*	5,774	152,838
Science Applications International Corp.	563	43,734
Silicon Laboratories, Inc.*	808	81,018
SiTime Corp.*	1,057	50,112
ViaSat, Inc.*	895	34,341
Virtusa Corp.*	1,021	33,152
Yext, Inc.*	1,489	24,732

		2,161,178

MATERIALS (2.4%)
Coeur Mining, Inc.*	9,128	46,370
Ferroglobe Representation & Warranty Insurance Trust*	1,185	0	††
Innospec, Inc.	942	72,770
Quaker Chemical Corp.	263	48,826
Valvoline, Inc.	3,489	67,442

		235,408

REAL ESTATE (4.6%)
Cousins Properties, Inc.	1,415	42,209
Easterly Government Properties, Inc.	5,327	123,160
EastGroup Properties, Inc.	481	57,051
Physicians Realty Trust	2,682	46,989
QTS Realty Trust, Inc. Cl A	1,040	66,654
Redfin Corp.*	1,898	79,545
Terreno Realty Corp.	843	44,376

		459,984

UTILITIES (2.0%)
American States Water Co.	1,128	88,695
Chesapeake Utilities Corp.	1,275	107,100

		195,795

TOTAL COMMON STOCKS
(Cost: $8,416,631) 98.3%		9,760,118

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.8%)
Citibank, New York Time Deposit	0.01	07/01/20	$179,768	$179,768

TOTAL TEMPORARY CASH INVESTMENT (Cost: $179,768) 1.8%				179,768

TOTAL INVESTMENTS (Cost: $8,596,399) 100.1%				9,939,886

OTHER NET ASSETS -0.1%				(12,036)

NET ASSETS 100.0%				$9,927,850

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

			Shares	Value
COMMON STOCKS:
FINANCIALS (98.6%)
iShares Core MSCI EAFE ETF			12,722	$727,190
iShares Core MSCI Emerging Markets ETF			1,924	91,583
iShares MSCI EAFE ETF			5,391	328,150
iShares MSCI EAFE Growth ETF			1,820	151,260
iShares MSCI EAFE Value ETF			3,770	150,687
Vanguard FTSE Developed Markets ETF			4,146	160,823
Vanguard FTSE Europe ETF			1,243	62,560
Vanguard FTSE Pacific ETF			1,423	90,574

				1,762,827

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $1,875,487) 98.6%				1,762,827

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.4%)
Citibank, New York Time Deposit	0.01	07/01/20	$25,439	$25,439

TOTAL TEMPORARY CASH INVESTMENT (Cost: $25,439) 1.4%				25,439

TOTAL INVESTMENTS (Cost: $1,900,926) 100.0%				1,788,266

OTHER NET ASSETS -0.0% (3)				(471)

NET ASSETS 100.0%				$1,787,795

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (50.8%)
U.S. Treasury Bond	AA+	2.25	08/15/46	$100,000	$118,551
U.S. Treasury Bond	AA+	2.88	05/15/43	200,000	261,219
U.S. Treasury Bond	AA+	2.88	05/15/49	300,000	405,633
U.S. Treasury Note	AA+	0.63	05/15/30	925,000	922,182
U.S. Treasury Note	AA+	1.50	01/15/23	175,000	180,865
U.S. Treasury Note	AA+	1.50	02/15/30	300,000	324,269
U.S. Treasury Note	AA+	1.63	02/15/26	90,000	96,286
U.S. Treasury Note	AA+	1.63	08/15/29	750,000	818,203
U.S. Treasury Note	AA+	2.00	11/15/26	600,000	658,851
U.S. Treasury Note	AA+	2.25	02/15/27	400,000	446,828
U.S. Treasury Note	AA+	2.25	08/15/27	1,200,000	1,347,844
U.S. Treasury Note	AA+	2.25	11/15/27	500,000	563,105
U.S. Treasury Note	AA+	2.38	05/15/27	1,550,000	1,749,381
U.S. Treasury Note	AA+	2.38	05/15/29	2,000,000	2,307,969
U.S. Treasury Note	AA+	2.63	02/15/29	700,000	820,203
U.S. Treasury Strip	AA+	0.00	08/15/28	1,000,000	946,371
U.S. Treasury Strip	AA+	0.00	08/15/29	1,100,000	1,026,911

					12,994,671

U.S. GOVERNMENT AGENCIES (28.0%)
MORTGAGE-BACKED OBLIGATIONS (28.0%)
FHLMC	AA+	2.50	09/01/27	29,502	30,961
FHLMC	AA+	2.50	10/01/34	62,817	65,796
FHLMC	AA+	3.00	06/01/27	16,447	17,310
FHLMC	AA+	3.00	08/01/27	14,022	14,741
FHLMC	AA+	3.00	02/01/32	29,155	30,970
FHLMC	AA+	3.00	11/01/39	207,159	218,272
FHLMC	AA+	3.00	11/01/42	30,516	32,995
FHLMC	AA+	3.00	04/01/43	33,080	35,580
FHLMC	AA+	3.00	11/01/49	94,965	100,539
FHLMC	AA+	3.00	11/01/49	97,164	102,373
FHLMC	AA+	3.50	05/01/42	49,513	53,592
FHLMC	AA+	3.50	01/01/43	30,582	33,019
FHLMC	AA+	3.50	04/01/43	61,127	66,125
FHLMC	AA+	3.50	11/01/43	52,799	57,097
FHLMC	AA+	3.50	07/01/45	53,519	58,741
FHLMC	AA+	3.50	08/01/47	39,077	41,444
FHLMC	AA+	4.00	02/01/25	2,365	2,503
FHLMC	AA+	4.00	11/01/33	54,544	57,738
FHLMC	AA+	4.00	01/01/38	115,044	126,268
FHLMC	AA+	4.00	06/15/38	100,000	104,515
FHLMC	AA+	4.00	03/01/41	17,086	18,719
FHLMC	AA+	4.00	07/01/41	23,542	26,156
FHLMC	AA+	4.00	11/01/42	22,763	24,922
FHLMC	AA+	4.00	01/01/44	63,736	69,995
FHLMC	AA+	4.00	10/01/44	40,890	44,811
FHLMC	AA+	4.00	06/01/45	48,075	52,532
FHLMC	AA+	4.00	05/01/47	50,325	53,609
FHLMC	AA+	4.50	03/01/34	7,413	8,076
FHLMC	AA+	4.50	08/01/34	3,293	3,597
FHLMC	AA+	4.50	02/01/44	23,654	26,187
FHLMC	AA+	5.00	02/01/26	1,339	1,462
FHLMC	AA+	5.50	03/01/21	75	75
FHLMC	AA+	5.50	07/01/32	2,801	3,112
FHLMC	AA+	5.50	05/01/33	1,545	1,701
FHLMC	AA+	5.50	06/01/37	15,562	17,850
FHLMC	AA+	6.00	07/15/29	2,103	2,370

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FHLMC	AA+	6.00	03/15/32	$2,550	$2,960
FHLMC ARM	AA+	3.56	05/01/37	1,862	1,876
FHLMC ARM	AA+	3.65	04/01/37	1,123	1,186
FHLMC ARM	AA+	3.73	03/01/37	631	638
FHLMC ARM	AA+	3.76	02/01/36	4,529	4,576
FHLMC ARM	AA+	3.86	04/01/37	528	533
FHLMC Strip	AA+	3.00	01/15/43	38,276	41,489
FNMA	AA+	2.50	02/01/33	28,970	30,136
FNMA	AA+	2.50	06/01/35	199,057	208,495
FNMA	AA+	2.50	12/01/37	39,332	41,205
FNMA	AA+	2.50	03/01/50	99,448	103,959
FNMA	AA+	2.68	12/01/26	75,000	81,126
FNMA	AA+	2.92	07/01/27	71,011	77,377
FNMA	AA+	3.00	05/25/31	96,250	102,592
FNMA	AA+	3.00	06/01/33	364,123	386,685
FNMA	AA+	3.00	09/01/33	200,186	213,330
FNMA	AA+	3.00	03/01/36	49,648	52,536
FNMA	AA+	3.00	04/25/42	46,258	47,854
FNMA	AA+	3.00	12/01/42	43,471	45,323
FNMA	AA+	3.00	02/01/43	26,929	28,767
FNMA	AA+	3.00	03/01/43	22,374	24,327
FNMA	AA+	3.00	04/01/43	39,901	41,599
FNMA	AA+	3.00	09/01/43	74,615	80,649
FNMA	AA+	3.00	09/01/46	115,971	122,848
FNMA	AA+	3.00	03/01/50	170,000	181,178
FNMA	AA+	3.50	03/25/28	42,656	45,805
FNMA	AA+	3.50	03/01/32	29,207	31,239
FNMA	AA+	3.50	09/01/32	40,419	43,246
FNMA	AA+	3.50	08/01/38	34,788	37,525
FNMA	AA+	3.50	10/01/41	28,941	31,093
FNMA	AA+	3.50	12/01/41	29,603	31,596
FNMA	AA+	3.50	04/01/42	39,679	42,666
FNMA	AA+	3.50	08/01/42	30,227	32,718
FNMA	AA+	3.50	11/25/42	14,567	14,712
FNMA	AA+	3.50	12/01/42	78,343	84,798
FNMA	AA+	3.50	08/01/43	75,155	81,158
FNMA	AA+	3.50	08/01/43	71,457	76,233
FNMA	AA+	3.50	01/01/44	10,459	10,890
FNMA	AA+	3.50	08/25/44	25,092	25,451
FNMA	AA+	3.50	04/01/45	110,896	121,206
FNMA	AA+	3.50	04/01/45	81,479	88,558
FNMA	AA+	3.50	10/01/45	112,817	123,317
FNMA	AA+	3.50	02/01/47	33,209	35,417
FNMA	AA+	3.50	08/01/48	39,520	41,620
FNMA	AA+	3.50	07/01/49	71,682	75,351
FNMA	AA+	3.50	08/01/49	83,650	87,947
FNMA	AA+	3.50	02/01/50	49,673	52,764
FNMA	AA+	3.50	03/01/50	99,439	105,651
FNMA	AA+	3.53	01/01/26	100,000	111,960
FNMA	AA+	4.00	07/25/26	54,768	57,542
FNMA	AA+	4.00	01/01/31	41,093	44,239
FNMA	AA+	4.00	11/01/40	19,384	21,272
FNMA	AA+	4.00	01/01/41	62,680	68,729
FNMA	AA+	4.00	05/01/41	14,652	15,818
FNMA	AA+	4.00	11/01/45	36,853	40,656

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FNMA	AA+	4.00	02/01/47	$330,402	$366,372
FNMA	AA+	4.00	05/01/48	114,359	121,276
FNMA	AA+	4.00	03/01/49	109,282	115,843
FNMA	AA+	4.00	07/01/56	178,634	197,044
FNMA	AA+	4.50	05/01/30	6,416	6,977
FNMA	AA+	4.50	04/01/31	8,564	9,347
FNMA	AA+	4.50	08/01/33	3,390	3,703
FNMA	AA+	4.50	08/01/33	3,747	4,092
FNMA	AA+	4.50	09/01/33	8,183	8,936
FNMA	AA+	4.50	05/01/34	3,038	3,311
FNMA	AA+	4.50	06/01/34	4,572	4,966
FNMA	AA+	4.50	08/01/35	5,304	5,794
FNMA	AA+	4.50	12/01/35	4,154	4,555
FNMA	AA+	4.50	05/01/39	12,352	13,772
FNMA	AA+	4.50	05/01/39	8,255	9,178
FNMA	AA+	4.50	05/01/40	16,597	18,136
FNMA	AA+	4.50	10/01/40	112,271	124,933
FNMA	AA+	4.50	11/01/47	27,153	29,282
FNMA	AA+	4.50	11/01/47	70,429	77,343
FNMA	AA+	5.00	10/01/20	31	33
FNMA	AA+	5.00	06/01/33	5,941	6,788
FNMA	AA+	5.00	09/01/33	4,860	5,574
FNMA	AA+	5.00	10/01/33	7,286	8,361
FNMA	AA+	5.00	11/01/33	10,301	11,816
FNMA	AA+	5.00	03/01/34	1,458	1,673
FNMA	AA+	5.00	04/01/34	2,497	2,845
FNMA	AA+	5.00	04/01/34	1,211	1,388
FNMA	AA+	5.00	04/01/35	3,717	4,261
FNMA	AA+	5.00	06/01/35	1,807	2,056
FNMA	AA+	5.00	09/01/35	3,109	3,563
FNMA	AA+	5.00	11/25/35	8,727	10,090
FNMA	AA+	5.00	10/01/36	3,307	3,795
FNMA	AA+	5.00	05/01/39	9,995	11,104
FNMA	AA+	5.00	06/01/40	6,848	7,867
FNMA	AA+	5.50	08/01/25	2,235	2,482
FNMA	AA+	5.50	01/01/27	1,138	1,253
FNMA	AA+	5.50	09/01/33	2,625	2,996
FNMA	AA+	5.50	10/01/33	7,734	8,827
FNMA	AA+	5.50	03/01/34	2,175	2,496
FNMA	AA+	5.50	03/01/34	434	477
FNMA	AA+	5.50	07/01/34	2,827	3,166
FNMA	AA+	5.50	09/01/34	8,862	9,993
FNMA	AA+	5.50	09/01/34	1,154	1,300
FNMA	AA+	5.50	09/01/34	7,530	8,573
FNMA	AA+	5.50	10/01/34	1,692	1,939
FNMA	AA+	5.50	02/01/35	2,956	3,391
FNMA	AA+	5.50	02/01/35	2,689	3,082
FNMA	AA+	5.50	04/01/35	3,014	3,437
FNMA	AA+	5.50	08/01/35	3,664	4,117
FNMA	AA+	5.50	11/01/35	4,402	4,965
FNMA	AA+	5.50	06/01/37	3,682	4,224
FNMA	AA+	5.50	11/01/38	387	424
FNMA	AA+	5.50	06/01/48	1,257	1,448
FNMA	AA+	6.00	04/01/23	1,119	1,242
FNMA	AA+	6.00	01/01/25	4,536	5,037

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FNMA	AA+	6.00	03/01/28	$2,567	$2,856
FNMA	AA+	6.00	04/01/32	66	73
FNMA	AA+	6.00	05/01/32	560	650
FNMA	AA+	6.00	05/01/33	6,148	6,839
FNMA	AA+	6.00	09/01/34	4,363	4,901
FNMA	AA+	6.00	10/01/34	5,671	6,317
FNMA	AA+	6.00	12/01/36	3,141	3,656
FNMA	AA+	6.00	01/01/37	2,878	3,351
FNMA	AA+	6.00	05/01/37	477	533
FNMA	AA+	6.00	07/01/37	1,773	2,061
FNMA	AA+	6.00	08/01/37	1,856	2,159
FNMA	AA+	6.00	12/01/37	726	844
FNMA	AA+	6.00	10/25/44	9,761	11,623
FNMA	AA+	6.00	02/25/47	8,699	10,397
FNMA	AA+	6.00	12/25/49	4,958	5,742
FNMA	AA+	6.50	05/01/32	1,381	1,571
FNMA	AA+	6.50	05/01/32	273	304
FNMA	AA+	6.50	07/01/34	2,001	2,312
FNMA	AA+	6.50	09/01/34	899	999
FNMA	AA+	6.50	09/01/36	594	639
FNMA	AA+	6.50	05/01/37	2,396	2,566
FNMA	AA+	6.50	09/01/37	557	619
FNMA	AA+	6.50	05/01/38	185	206
FNMA	AA+	7.00	04/01/32	571	653
FNMA	AA+	7.00	01/25/44	9,995	11,560
FNMA	AA+	7.50	06/01/31	179	211
FNMA	AA+	7.50	02/01/32	687	816
FNMA	AA+	7.50	06/01/32	130	159
FNMA	AA+	8.00	04/01/32	94	100
FNMA Strip	AA+	3.00	08/25/42	31,515	33,325
FRESB Multifamily Mortgage	AA+	2.37	10/25/26	56,270	57,956
FRESB Multifamily Mortgage	AA+	3.16	11/25/27	57,854	62,022
FRESB Multifamily Mortgage	AA+	3.30	12/25/27	47,018	50,601
GNMA (2)	AA+	3.00	07/15/46	85,302	90,817
GNMA (2)	AA+	3.00	02/20/47	46,128	49,270
GNMA (2)	AA+	3.50	05/20/31	43,422	47,065
GNMA (2)	AA+	4.00	08/15/41	25,983	28,497
GNMA (2)	AA+	4.00	11/15/41	10,907	12,180
GNMA (2)	AA+	4.00	01/15/42	35,217	38,275
GNMA (2)	AA+	4.50	04/20/31	13,516	14,590
GNMA (2)	AA+	4.50	10/15/40	21,566	24,675
GNMA (2)	AA+	4.50	06/20/41	10,808	11,616
GNMA (2)	AA+	4.50	10/20/43	26,632	28,999
GNMA (2)	AA+	5.00	06/20/39	19,114	21,759
GNMA (2)	AA+	5.00	11/15/39	9,494	10,850
GNMA (2)	AA+	5.00	06/20/40	4,561	5,023
GNMA (2)	AA+	5.50	01/15/36	6,139	6,757
GNMA (2)	AA+	6.50	04/15/31	92	101
GNMA (2)	AA+	6.50	10/15/31	366	436
GNMA (2)	AA+	6.50	12/15/31	94	106
GNMA (2)	AA+	6.50	05/15/32	235	259
GNMA (2)	AA+	7.00	05/15/31	369	441
GNMA (2)	AA+	7.00	05/15/32	42	43
GNMA (2)	AA+	7.00	10/20/38	207	227
Vendee Mortgage Trust (2)	AA+	5.25	01/15/32	8,805	9,205

					7,180,929

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (20.3%)
COMMUNICATION SERVICES (0.5%)
AT&T, Inc.	BBB	3.00	06/30/22	$75,000	$78,326
Omnicom Group, Inc.	BBB+	3.63	05/01/22	10,000	10,547
ViacomCBS, Inc.	BBB	3.25	03/15/23	50,000	51,083

					139,956

CONSUMER DISCRETIONARY (5.1%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	80,000	83,898
Amazon.com, Inc.	AA-	5.20	12/03/25	100,000	122,695
AutoZone, Inc.	BBB	4.00	11/15/20	50,000	50,211
Brinker International, Inc.	B-	3.88	05/15/23	10,000	9,250
Dollar General Corp.	BBB	3.25	04/15/23	85,000	90,758
eBay, Inc.	BBB+	2.88	08/01/21	75,000	76,701
Expedia Group, Inc.	BBB-	5.95	08/15/20	65,000	65,013
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	85,000	86,420
Harman International Industries, Inc.	A-	4.15	05/15/25	75,000	81,601
Hyatt Hotels Corp.	BBB-	5.38	08/15/21	65,000	66,822
Kohl’s Corp.	BBB-	3.25	02/01/23	30,000	29,241
Lowe’s Cos., Inc.	BBB+	3.12	04/15/22	75,000	78,053
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	80,000	91,286
Newell Brands, Inc.	BB+	4.70	08/15/20	75,000	75,038
NVR, Inc.	BBB+	3.95	09/15/22	85,000	90,491
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	75,000	78,773
Tupperware Brands Corp.	C	4.75	06/01/21	100,000	61,000
Wyndham Destinations, Inc.	BB-	3.90	03/01/23	85,000	79,352

					1,316,603

CONSUMER STAPLES (1.4%)
Church & Dwight Co., Inc.	BBB+	2.88	10/01/22	50,000	52,267
Ingredion, Inc.	BBB	4.63	11/01/20	65,000	65,722
Kroger Co.	BBB	2.95	11/01/21	30,000	30,882
Molson Coors Beverage Co.	BBB-	3.50	05/01/22	95,000	99,128
Sysco Corp.	BBB-	2.60	06/12/22	55,000	56,686
Sysco Corp.	BBB-	3.75	10/01/25	50,000	54,744

					359,429

ENERGY (0.7%)
Energen Corp.	BBB-	4.63	09/01/21	85,000	85,630
EQT Corp.	BB-	4.88	11/15/21	20,000	19,594
Marathon Petroleum Corp.	BBB	5.13	03/01/21	65,000	66,830
Valaris PLC	D	4.88	06/01/22	85,000	9,350

					181,404

FINANCIALS (3.7%)
Bank of America Corp.	BBB+	3.95	04/21/25	75,000	82,988
Block Financial LLC	BBB	5.25	10/01/25	50,000	55,109
Block Financial LLC	BBB	5.50	11/01/22	30,000	31,971
Capital One Financial Corp.	BBB	4.75	07/15/21	85,000	88,632
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	50,000	51,387
Genworth Hldgs., Inc.	B-	7.20	02/15/21	50,000	46,750
Goldman Sachs Group, Inc.	BBB+	3.63	01/22/23	25,000	26,776
Marsh & McLennan Cos., Inc.	A-	4.80	07/15/21	75,000	77,374
Moody’s Corp.	BBB+	4.50	09/01/22	50,000	53,680
Prudential Financial, Inc.	A	4.50	11/16/21	20,000	21,074
Reinsurance Group of America, Inc.	A	5.00	06/01/21	75,000	78,071
Signet UK Finance PLC	B+	4.70	06/15/24	50,000	35,000
Stifel Financial Corp.	BBB-	4.25	07/18/24	50,000	53,209
Synchrony Financial	BBB-	3.70	08/04/26	50,000	51,752

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
FINANCIALS (CONTINUED)
Travelers Cos., Inc.	A	3.90	11/01/20	$20,000	$20,230
Unum Group	BBB	4.00	03/15/24	75,000	78,710
Voya Financial, Inc.	BBB+	3.65	06/15/26	75,000	83,114

					935,827

HEALTH CARE (1.2%)
Anthem, Inc.	A	4.35	08/15/20	50,000	50,007
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	85,000	86,420
Laboratory Corp. of America Hldgs.	BBB	3.75	08/23/22	85,000	89,680
Thermo Fisher Scientific, Inc.	BBB+	4.13	03/25/25	45,000	51,398
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	25,000	25,950

					303,455

INDUSTRIALS (1.2%)
Deere & Co.	A	2.75	04/15/25	95,000	103,794
Flowserve Corp.	BBB-	3.50	09/15/22	65,000	67,177
General Dynamics Corp.	A	3.25	04/01/25	45,000	49,906
JB Hunt Transport Svcs., Inc.	BBB+	3.30	08/15/22	75,000	77,816

					298,693

INFORMATION TECHNOLOGY (2.1%)
Applied Materials, Inc.	A-	3.90	10/01/25	100,000	114,276
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	85,000	90,260
Fiserv, Inc.	BBB	4.75	06/15/21	85,000	88,377
Global Payments, Inc.	BBB-	3.75	06/01/23	85,000	91,661
Ingram Micro, Inc.	NR	5.00	08/10/22	25,000	25,004
Intel Corp.	A+	3.40	03/25/25	50,000	56,095
NortonLifeLock, Inc.	BB-	4.20	09/15/20	85,000	85,085

					550,758

MATERIALS (2.1%)
Carpenter Technology Corp.	BBB-	4.45	03/01/23	85,000	84,137
Domtar Corp.	BBB-	4.40	04/01/22	85,000	86,850
Eastman Chemical Co.	BBB-	4.50	01/15/21	50,000	50,332
Freeport-McMoRan, Inc.	BB	3.55	03/01/22	85,000	85,000
Kinross Gold Corp.	BBB-	5.13	09/01/21	20,000	20,554
Packaging Corp. of America	BBB	4.50	11/01/23	30,000	33,020
Southern Copper Corp.	BBB+	3.50	11/08/22	85,000	89,037
Teck Resources Ltd.	BBB-	4.75	01/15/22	75,000	78,000

					526,930

REAL ESTATE (1.5%)
Boston Properties LP	A-	3.85	02/01/23	65,000	69,405
Healthcare Realty Trust, Inc.	BBB	3.75	04/15/23	85,000	88,492
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	85,000	89,096
National Retail Properties, Inc.	BBB+	3.30	04/15/23	30,000	31,241
Service Properties Trust	BB+	5.00	08/15/22	85,000	83,475
Welltower, Inc.	BBB+	3.75	03/15/23	10,000	10,583

					372,292

UTILITIES (0.8%)
Exelon Corp.	BBB	5.15	12/01/20	50,000	50,362
Exelon Generation Co. LLC	BBB+	4.25	06/15/22	30,000	31,783
National Fuel Gas Co.	BBB-	4.90	12/01/21	75,000	77,579
Southern Co.	BBB+	3.25	07/01/26	50,000	55,409

					215,133

TOTAL CORPORATE DEBT					5,200,480

TOTAL LONG-TERM DEBT SECURITIES (Cost: $23,398,377) 99.1%					25,376,080

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.3%)
Citibank, New York Time Deposit	0.01	07/01/20	$325,335	$325,335

TOTAL TEMPORARY CASH INVESTMENT (Cost: $325,335) 1.3%				325,335

TOTAL INVESTMENTS (Cost: $23,723,712) 100.4%				25,701,415

OTHER NET ASSETS -0.4%				(106,472)

NET ASSETS 100.0%				$25,594,943

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (25.6%)
U.S. Treasury Bill	A-1+	0.04	09/24/20	$1,350,000	$1,349,539
U.S. Treasury Bill	A-1+	0.11	07/09/20	300,000	299,993
U.S. Treasury Bill	A-1+	0.12	07/14/20	900,000	899,962
U.S. Treasury Bill	A-1+	0.12	08/18/20	250,000	249,959
U.S. Treasury Bill	A-1+	0.12	08/20/20	550,000	549,906
U.S. Treasury Bill	A-1+	0.14	07/30/20	500,000	499,945
U.S. Treasury Bill	A-1+	0.14	08/11/20	650,000	649,894
U.S. Treasury Bill	A-1+	0.15	07/23/20	500,000	499,955

					4,999,153

U.S. GOVERNMENT AGENCIES (13.0%)
FHLB	A-1+	0.10	07/06/20	700,000	699,991
FHLB	A-1+	0.13	07/24/20	700,000	699,942
FHLB	A-1+	0.15	08/04/20	1,150,000	1,149,869

					2,549,802

COMMERCIAL PAPER (53.5%)
Apple, Inc.†	A-1+	0.13	07/01/20	400,000	400,000
Apple, Inc.†	A-1+	0.15	07/23/20	300,000	299,973
Cargill, Inc.†	A-1	0.20	08/03/20	600,000	599,890
Chevron Corp.†	A-1+	0.20	07/22/20	400,000	399,953
Coca-Cola Co.†	A-1	0.13	08/13/20	700,000	699,891
Emerson Electric Co.†	A-1	0.10	07/07/20	700,000	699,988
Exxon Mobil Corp.	A-1+	0.25	09/28/20	700,000	699,685
General Dynamics Corp.†	A-1	0.13	07/16/20	650,000	649,965
J.P. Morgan Securities LLC	A-1	0.12	07/15/20	400,000	399,981
J.P. Morgan Securities LLC	A-1	0.45	07/23/20	300,000	299,917
Johnson & Johnson†	A-1+	0.11	07/28/20	350,000	349,971
Merck & Co., Inc.†	A-1+	0.20	08/19/20	600,000	599,837
Novartis Finance Corp.†	A-1+	0.13	07/27/20	650,000	649,939
One Gas, Inc.†	A-1	0.15	07/31/20	400,000	399,950
One Gas, Inc.†	A-1	0.18	07/06/20	300,000	299,993
Pfizer, Inc.†	A-1+	0.20	10/06/20	500,000	499,737
Private Export Fund Corp.	NR	0.17	07/13/20	100,000	99,994
Private Export Fund Corp.	NR	0.20	07/07/20	500,000	499,983
Simon Property Group LP†	A-1	0.18	07/21/20	700,000	699,930
Toyota Motor Credit Corp.	A-1+	0.20	08/11/20	700,000	699,841
Unilever Capital Corp.†	A-1	0.12	07/27/20	500,000	499,957

					10,448,375

CORPORATE DEBT (7.4%)
Amazon.com, Inc.	A-1+	1.90	08/21/20	675,000	676,587
Unilever Capital Corp.	A-1	2.10	07/30/20	120,000	120,176
Walmart, Inc.	A-1+	3.63	07/08/20	650,000	650,441

					1,447,204

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $19,444,754) 99.5%					19,444,534

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.4%)
Citibank, New York Time Deposit		0.01	07/01/20	$83,079	$83,079

TOTAL TEMPORARY CASH INVESTMENT (Cost: $83,079) 0.4%					83,079

TOTAL INVESTMENTS (Cost: $19,527,833) 99.9%					19,527,613

OTHER NET ASSETS 0.1%					14,481

NET ASSETS 100.0%					$19,542,094

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

Abbreviations:	ARM = Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FRESB = Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA = Government National Mortgage Association
NR = Not Rated

*	Non-income producing security.

**	Ratings as per Standard & Poor’s Corporation (unaudited).

†

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
BOND FUND	$51,387	0.2%
MONEY MARKET FUND	$7,748,974	39.7%

††	Level 3 Security.

(1)

This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of June 30, 2020 was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)(a)	Face Value of Futures as a Percentage of Total Investments
ALL AMERICA FUND	1	E-mini S&P 500 Stock Index	P	September 2020	$154,513	$3,328	2.3%
EQUITY INDEX FUND	8	E-mini S&P 500 Stock Index	P	September 2020	$1,236,100	$26,620	2.3%
MID-CAP EQUITY INDEX FUND	6	E-mini S&P MidCap 400 Stock Index	P	September 2020	$1,067,460	$15,767	4.5%

(a)

Includes the cumulative appreciation(depreciation) of futures contracts, which is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

(2)	U.S. Government guaranteed security.

(3)	Percentage is less than 0.05%.

(This page has been left blank intentionally.)

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
ASSETS
Investments at fair value (Notes 1 and 3)

(Cost:  All America Fund — $6,217,147

Equity Index Fund — $37,358,460

Mid-Cap Equity Index Fund — $22,316,557

Small Cap Value Fund — $9,313,969

Small Cap Growth Fund — $8,596,399

International Fund — $1,900,926

Bond Fund — $23,723,712

Money Market Fund — $19,527,833)	$6,735,231	$53,299,157	$23,571,141	$8,755,501
Cash	13,350	6	5	—
Interest and dividends receivable	5,863	39,890	22,704	9,578
Receivable for securities sold	11,503	—	—	134,740
Receivable for daily variation on future contracts	2,107	17,020	13,820	—

TOTAL ASSETS	6,768,054	53,356,073	23,607,670	8,899,819

LIABILITIES
Payable for securities purchased	18,868	9,103	81,921	116,020
Accrued expenses	2,761	5,443	2,427	6,143

TOTAL LIABILITIES	21,629	14,546	84,348	122,163

NET ASSETS	$6,746,425	$53,341,527	$23,523,322	$8,777,656

SHARES OUTSTANDING (Note 4)	689,934	4,316,571	2,371,143	986,656

NET ASSET VALUE PER SHARE	$9.78	$12.36	$9.92	$8.90

COMPONENTS OF NET ASSETS
Paid-in capital	$3,984,847	$36,313,835	$21,669,271	$10,388,617
Total Distributable Earnings (Loss) (Notes 1 and 6)	2,761,578	17,027,692	1,854,051	(1,610,961)

NET ASSETS	$6,746,425	$53,341,527	$23,523,322	$8,777,656

The accompanying notes are an integral part of these financial statements.

Small Cap Growth Fund	International Fund	Bond Fund	Money Market Fund

$9,939,886	$1,788,266	$25,701,415	$19,527,613
—	—	—	—
4,359	—	120,341	17,583
39,189	—	28	—
—	—	—	—

9,983,434	1,788,266	25,821,784	19,545,196

48,856	—	208,533	—
6,728	471	18,308	3,102

55,584	471	226,841	3,102

$9,927,850	$1,787,795	$25,594,943	$19,542,094

778,937	195,139	2,429,414	1,859,545

$12.75	$9.16	$10.54	$10.5091

$8,079,360	$1,922,896	$23,664,885	$19,541,596
1,848,490	(135,101)	1,930,058	498

$9,927,850	$1,787,795	$25,594,943	$19,542,094

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
INVESTMENT INCOME AND EXPENSES
INVESTMENT INCOME
Dividends	$61,284	$506,983	$205,695	$125,126
Interest	560	5,207	2,905	1,188

Total investment income	61,844	512,190	208,600	126,314

EXPENSES (Note 2)
Investment advisory fees	16,237	31,842	14,383	39,582

Other operating expenses:
Accounting and recordkeeping expenses	26,204	85,193	48,162	29,843
Shareholder reports	3,256	2,190	1,806	1,612
Custodian expenses	4,610	4,277	3,124	1,031
Transfer agent fees	3,630	28,483	12,862	5,203
Independent directors’ fees and expenses	170	1,337	603	244
Audit	4,963	38,942	17,585	7,113
Legal and Compliance	5,893	46,234	20,877	8,445
Administrative	2,173	17,051	7,700	3,115
Licenses	604	7,900	3,567	—
Other	6,143	48,195	21,763	8,803

Total operating expenses	57,646	279,802	138,049	65,409

Total expenses before reimbursement	73,883	311,644	152,432	104,991
Fee waiver and expense reimbursement (Note 2)	(57,646)	(279,802)	(138,049)	(65,409)

Net expenses	16,237	31,842	14,383	39,582

Net Investment Income (Loss) (Note 1)	45,607	480,348	194,217	86,732

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1)
Net realized gain (loss) on:
Investment securities	(67,949)	(22,069)	384,152	(1,137,330)
Futures contracts (Note 1)	(6,426)	(53,583)	(86,420)	—

	(74,375)	(75,652)	297,732	(1,137,330)

Change in net unrealized appreciation (depreciation) of:
Investment securities	(440,647)	(2,182,263)	(3,971,246)	(1,990,421)
Futures contracts (Note 1)	540	(1,255)	1,447	—

	(440,107)	(2,183,518)	(3,969,799)	(1,990,421)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	(514,482)	(2,259,170)	(3,672,067)	(3,127,751)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(468,875)	$(1,778,822)	$(3,477,850)	$(3,041,019)

The accompanying notes are an integral part of these financial statements.

Small Cap Growth Fund	International Fund	Bond Fund	Money Market Fund

$33,905	$18,430	$—	$—
686	26	327,626	98,519

34,591	18,456	327,626	98,519

38,475	1,039	54,660	18,804

29,511	19,701	63,660	42,869
1,733	2,192	2,696	1,710
1,119	46	2,046	2,346
5,063	929	13,582	10,513
238	44	637	493
6,922	1,271	18,570	14,373
8,217	1,508	22,047	17,064
3,031	556	8,131	6,293
—	—	—	—
8,566	1,573	22,982	17,788

64,400	27,820	154,351	113,449

102,875	28,859	209,011	132,253
(64,400)	(27,820)	(154,351)	(113,449)

38,475	1,039	54,660	18,804

(3,884)	17,417	272,966	79,715

328,801	(26,004)	19,818	31
—	—	—	—

328,801	(26,004)	19,818	31

(182,988)	(207,450)	1,270,231	(220)
—	—	—	—

(182,988)	(207,450)	1,270,231	(220)

145,813	(233,454)	1,290,049	(189)

$141,929	$(216,037)	$1,563,015	$79,526

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	All America Fund		Equity Index Fund		Mid-Cap Equity Index Fund
	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$45,607	$141,776	$480,348	$943,745	$194,217	$424,843
Net realized gain (loss) on investments and futures contracts	(74,375)	3,058,575	(75,652)	2,377,656	297,732	1,159,427
Change in net unrealized appreciation (depreciation) of investments and futures contracts	(440,107)	(798,693)	(2,183,518)	9,563,765	(3,969,799)	4,171,727

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(468,875)	2,401,658	(1,778,822)	12,885,166	(3,477,850)	5,755,997

DISTRIBUTIONS (Note 1 and Note 6)
From Distributable Earnings	(43,763)	(1,469,787)	(472,738)	(3,218,886)	(187,713)	(1,257,976)
Return of Capital	—	—	—	—	—	—

Total distributions	(43,763)	(1,469,787)	(472,738)	(3,218,886)	(187,713)	(1,257,976)

CAPITAL TRANSACTIONS
Proceeds from the sale of shares	109,333	214,900	1,336,500	7,800,704	334,049	1,308,676
Dividend reinvestments	43,171	1,448,928	471,713	3,211,778	187,237	1,254,678
Cost of shares redeemed	(54,391)	(6,446,014)	(629,757)	(6,153,304)	(313,588)	(2,512,846)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	98,113	(4,782,186)	1,178,456	4,859,178	207,698	50,508

NET INCREASE (DECREASE) IN NET ASSETS	(414,525)	(3,850,315)	(1,073,104)	14,525,458	(3,457,865)	4,548,529
NET ASSETS, BEGINNING OF YEAR	7,160,950	11,011,265	54,414,631	39,889,173	26,981,187	22,432,658

NET ASSETS, END OF YEAR	$6,746,425	$7,160,950	$53,341,527	$54,414,631	$23,523,322	$26,981,187

OTHER INFORMATION:
Shares outstanding at beginning of year	679,724	1,076,413	4,226,079	3,829,797	2,352,667	2,351,035

Shares issued	11,330	18,165	104,147	650,509	36,393	118,186
Shares issued as reinvestment of dividends	4,482	134,402	38,760	257,887	19,123	110,187
Shares redeemed	(5,602)	(549,256)	(52,415)	(512,114)	(37,040)	(226,741)

Net increase (decrease)	10,210	(396,689)	90,492	396,282	18,476	1,632

Shares outstanding at end of year	689,934	679,724	4,316,571	4,226,079	2,371,143	2,352,667

†	For the period May 1, 2019 (Commencement of Operations) to December 31, 2019.

The accompanying notes are an integral part of these financial statements.

Small Cap Value Fund		Small Cap Growth Fund		International Fund		Bond Fund		Money Market Fund
For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019†	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019

$86,732	$177,945	$(3,884)	$9,134	$17,417	$54,172	$272,966	$569,495	$79,715	$454,423

(1,137,330)	232,026	328,801	517,529	(26,004)	—	19,818	20,381	31	736

(1,990,421)	1,456,112	(182,988)	1,472,103	(207,450)	94,790	1,270,231	928,294	(220)	(50)

(3,041,019)	1,866,083	141,929	1,998,766	(216,037)	148,962	1,563,015	1,518,170	79,526	455,109

(85,024)	(361,431)	—	(220,324)	(17,242)	(50,784)	(272,966)	(608,380)	(78,916)	(465,442)
—	—	—	—	—	—	(15,437)	(19,838)	—	(11,110)

(85,024)	(361,431)	—	(220,324)	(17,242)	(50,784)	(288,403)	(628,218)	(78,916)	(476,552)

25,000	389,493	45,000	628,063	100,000	1,754,870	915,678	3,281,773	2,412,465	4,109,145
84,858	360,710	—	220,324	17,242	50,784	283,044	620,563	78,911	476,523
(15,000)	(71,043)	(42,298)	(194,990)	—	—	(391,000)	(629,775)	(4,274,343)	(6,695,283)

94,858	679,160	2,702	653,397	117,242	1,805,654	807,722	3,272,561	(1,782,967)	(2,109,615)

(3,031,185)	2,183,812	144,631	2,431,839	(116,037)	1,903,832	2,082,334	4,162,513	(1,782,357)	(2,131,058)
11,808,841	9,625,029	9,783,219	7,351,380	1,903,832	—	23,512,609	19,350,096	21,324,451	23,455,509

$8,777,656	$11,808,841	$9,927,850	$9,783,219	$1,787,795	$1,903,832	$25,594,943	$23,512,609	$19,542,094	$21,324,451

975,487	918,153	778,953	724,778	182,586	—	2,353,894	2,022,639	2,029,360	2,229,586

2,741	33,191	4,065	53,500	10,676	177,520	86,778	332,089	228,766	387,755

9,682	30,281	—	17,467	1,877	5,066	26,848	62,324	7,509	45,316
(1,254)	(6,138)	(4,081)	(16,792)	—	—	(38,106)	(63,158)	(406,090)	(633,297)

11,169	57,334	(16)	54,175	12,553	182,586	75,520	331,255	(169,815)	(200,226)

986,656	975,487	778,937	778,953	195,139	182,586	2,429,414	2,353,894	1,859,545	2,029,360

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2020 and the five years ended December 31, 2019 and other supplementary data with respect to each Fund are presented below and in the pages following:

	All America Fund
	Six Months Ended June 30, 2020		Years Ended December 31,
			2019	2018	2017	2016	2015

Net Asset Value, Beginning of Period	$10.54		$10.23	$11.68	$10.89	$10.16	$10.41

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
From Net Investment Income (Loss)	0.07		0.24	0.15	0.15	0.16	0.15
From Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.77)		2.55	(1.06)	1.89	0.97	(0.10)

Total From Investment Operations	(0.70)		2.79	(0.91)	2.04	1.13	0.05

Less: Distributions
From Net Investment Income	(0.06)		(0.19)	(0.13)	(0.14)	(0.15)	(0.15)
From Net Realized Gains	—		(2.29)	(0.41)	(1.11)	(0.25)	(0.15)
Return of Capital	—		—	—	—	—	—

Total Distributions	(0.06)		(2.48)	(0.54)	(1.25)	(0.40)	(0.30)

Net Asset Value, End of Period	$9.78		$10.54	$10.23	$11.68	$10.89	$10.16

Total Return (%)(a)	(6.57	)(g)	28.14	(8.38)	19.58	11.39	0.47
Net Assets End of Period (in millions)	6.7		7.2	11.0	12.9	11.0	10.3
Ratio of Net Income (Loss) to Average Net Assets (%)	1.40	(h)	1.72	1.22	1.30	1.50	1.40
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	2.27	(h)	2.40	2.51	2.47	2.83	2.79
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.50	(h)	0.50	0.50	0.50	0.50	0.50
Portfolio Turnover Rate (%)(b)	12.18	(g)	67.22	20.29	24.66	47.33	14.35

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. Total return does not reflect certain expenses reduced through expense reimbursement which, if reflected, would reduce the total returns for all years and periods shown (Note 2). Performance figures may reflect expense reimbursements. In the absence of expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Portfolio turnover rate excludes all short-term securities.

(c)	Ratio of expenses to average net assets after expense reimbursement would have been 0.20% absent the September 2009 investment management fee waiver described in Note 2 to the financial statements.

(d)	Amount is less than $0.005 per share.

(e)	Less than half of one basis point in investment management expenses was waived as per the September 2009 investment management fee waiver described in Note 2 to the financial statements.

(f)	For the period May 1, 2019 (commencement of operations) through December 31, 2019.

(g)	Not annualized.

(h)	Annualized.

(i)	International Fund excludes the expenses of its ETF investments.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

Equity Index Fund							Mid-Cap Equity Index Fund							Small Cap Value Fund
Six Months Ended June 30, 2020		Years Ended December 31,					Six Months Ended June 30, 2020		Years Ended December 31,					Six Months Ended June 30, 2020		Years Ended December 31,
		2019	2018	2017	2016	2015			2019	2018	2017	2016	2015			2019	2018	2017	2016	2015

$12.88		$10.42	$11.80	$10.08	$9.35	$9.70	$11.47		$9.54	$11.78	$11.17	$9.93	$11.70	$12.11		$10.48	$13.24	$13.31	$11.44	$11.96

0.11		0.23	0.22	0.20	0.20	0.19	0.08		0.18	0.18	0.17	0.18	0.18	0.09		0.18	0.12	0.23	0.13	0.13
(0.52)		3.00	(0.69)	1.95	0.89	(0.07)	(1.55)		2.30	(1.50)	1.61	1.85	(0.43)	(3.21)		1.83	(2.05)	0.86	2.14	(0.53)

(0.41)		3.23	(0.47)	2.15	1.09	0.12	(1.47)		2.48	(1.32)	1.78	2.03	(0.25)	(3.12)		2.01	(1.93)	1.09	2.27	(0.40)

(0.11)		(0.22)	(0.22)	(0.20)	(0.20)	(0.19)	(0.08)		(0.19)	(0.14)	(0.16)	(0.13)	(0.17)	(0.09)		(0.17)	(0.08)	(0.22)	(0.13)	(0.12)
—		(0.55)	(0.69)	(0.23)	(0.16)	(0.28)	—		(0.36)	(0.73)	(1.01)	(0.63)	(1.35)	—		(0.21)	(0.75)	(0.94)	(0.27)	—
—		—	—	—	—	—	—		—	(0.05)	—	(0.03)	—	—		—	—	—	—	—

(0.11)		(0.77)	(0.91)	(0.43)	(0.36)	(0.47)	(0.08)		(0.55)	(0.92)	(1.17)	(0.79)	(1.52)	(0.09)		(0.38)	(0.83)	(1.16)	(0.40)	(0.12)

$12.36		$12.88	$10.42	$11.80	$10.08	$9.35	$9.92		$11.47	$9.54	$11.78	$11.17	$9.93	$8.90		$12.11	$10.48	$13.24	$13.31	$11.44

(3.16	)(g)	31.45	(4.57)	21.66	11.83	1.34	(12.79	)(g)	26.06	(11.30)	15.99	20.56	(2.31)	(25.77	)(g)	19.19	(14.70)	8.22	19.97	(3.48)
53.3		54.4	39.9	45.0	37.8	34.0	23.5		27.0	22.4	25.0	22.4	19.3	8.8		11.8	9.6	11.1	10.4	9.0
1.89	(h)	1.91	1.81	1.87	2.06	1.96	1.69	(h)	1.67	1.51	1.47	1.66	1.49	1.86	(h)	1.63	0.98	1.73	1.12	1.08
1.22	(h)	1.25	1.34	1.36	1.55	1.63	1.32	(h)	1.39	1.40	1.44	1.65	1.57	2.26	(h)	2.45	2.08	2.10	2.30	2.35
0.125	(h)	0.125	0.126	0.125	0.125	0.125	0.125	(h)	0.125	0.126	0.125	0.125	0.125	0.85	(h)	0.85	0.85	0.85	0.85	0.85
3.99	(g)	11.01	11.35	8.37	11.49	5.62	12.09	(g)	20.03	24.63	25.30	35.13	26.53	18.51	(g)	42.41	28.73	29.77	34.54	20.16

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FINANCIAL HIGHLIGHTS (Continued)

	Small Cap Growth Fund
	Six Months Ended June 30, 2020		Years Ended December 31,
			2019	2018	2017	2016	2015

Net Asset Value, Beginning of Period	$12.56		$10.14	$13.14	$11.64	$10.79	$12.11

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
From Net Investment Income (Loss)	—	(d)	0.01	— (d)	— (d)	— (d)	(0.02)
From Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.19		2.70	(1.67)	2.79	0.89	(0.24)

Total From Investment Operations	0.19		2.71	(1.67)	2.79	0.89	(0.26)

Less: Distributions
From Net Investment Income	—		(0.04)	—	— (d)	—	—
From Net Realized Gains	—		(0.25)	(1.31)	(1.29)	(0.04)	(1.06)
Return of Capital	—		—	(0.02)	—	—	—

Total Distributions	—		(0.29)	(1.33)	(1.29)	(0.04)	(1.06)

Net Asset Value, End of Period	$12.75		$12.56	$10.14	$13.14	$11.64	$10.79

Total Return (%)(a)	1.49	(g)	26.67	(12.74)	24.20	8.19	(2.31)
Net Assets End of Period (in millions)	9.9		9.8	7.4	8.4	6.9	6.5
Ratio of Net Income (Loss) to Average Net Assets (%)	(0.09	)(h)	0.10	0.02	(0.01)	0.02	(0.15)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(i)	2.27	(h)	2.60	2.21	2.25	2.39	2.51
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(i)	0.85	(h)	0.85	0.85	0.85	0.85	0.85
Portfolio Turnover Rate (%)(b)	38.04	(g)	56.89	60.21	61.95	54.20	65.84

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. Total return does not reflect certain expenses reduced through expense reimbursement which, if reflected, would reduce the total returns for all years and periods shown (Note 2). Performance figures may reflect expense reimbursements. In the absence of expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Portfolio turnover rate excludes all short-term securities.

(c)	Ratio of expenses to average net assets after expense reimbursement would have been 0.20% absent the September 2009 investment management fee waiver described in Note 2 to the financial statements.

(d)	Amount is less than $0.005 per share.

(e)	Less than half of one basis point in investment management expenses was waived as per the September 2009 investment management fee waiver described in Note 2 to the financial statements.

(f)	For the period May 1, 2019 (commencement of operations) through December 31, 2019.

(g)	Not annualized.

(h)	Annualized.

(i)	International Fund excludes the expenses of its ETF investments.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

International Fund				Bond Fund							Money Market Fund
Six Months Ended June 30, 2020		Period Ended December 31, 2019(f)		Six Months Ended June 30, 2020		Years Ended December 31,					Six Months Ended June 30, 2020		Years Ended December 31,
						2019	2018	2017	2016	2015			2019	2018	2017	2016		2015

10.43		$10.00		9.99		$9.57	$9.82	$9.78	$9.68	$9.94	10.5080		$10.5201	$10.5153	$10.5220	$10.52		$10.52

0.09		0.31		0.11		0.26	0.28	0.27	0.30	0.31	0.0430		0.2219	0.1795	0.0768	0.02		—	(d)
(1.27)		0.41		0.56		0.43	(0.25)	0.04	0.11	(0.25)	0.0007		(0.0071)	0.0007	0.0000	—	(d)	—	(d)

(1.18)		0.72		0.67		0.69	0.03	0.31	0.41	0.06	0.0437		0.2148	0.1802	0.0768	0.02		—

(0.09)		(0.29)		(0.11)		(0.27)	(0.28)	(0.27)	(0.30)	(0.30)	(0.0426)		(0.2266)	(0.1754)	(0.0835)	(0.02)		—	(d)
—		—		—		—	—	— (d)	(0.01)	(0.02)	—		(0.0003)	—	—	—		—	(d)
—		—		(0.01)		—	—	—	—	—	—		—	—	—	—		—

(0.09)		(0.29)		(0.12)		(0.27)	(0.28)	(0.27)	(0.31)	(0.32)	(0.0426)		(0.2269)	(0.1754)	(0.0835)	(0.02)		—

9.16		$10.43		10.54		$9.99	$9.57	$9.82	$9.78	$9.68	10.5091		$10.5080	$10.5201	$10.5153	$10.52		$10.52

(11.28	)(g)	7.27	(g)	6.67	(g)	7.29	0.31	3.26	4.25	0.58	0.42	(g)	2.05	1.72	0.73	0.21		0.04
1.8		1.9		25.6		23.5	19.4	20.1	17.2	16.5	19.5		21.3	23.5	21.5	25.4		27.9
2.09	(h)	3.15	(g)	2.25	(h)	2.59	2.89	2.90	3.02	3.03	0.85	(h)	2.04	1.71	0.72	0.21		0.04
3.47	(h)	4.83	(h)	1.72	(h)	1.82	1.78	1.79	1.93	1.95	1.41	(h)	1.48	1.31	1.30	1.44		1.42
0.125	(h)	0.125	(h)	0.45	(h)	0.45	0.45	0.45	0.45	0.45	0.20	(h)	0.20	0.20	0.20	0.20	(e)	0.11	(c)
8.74	(g)	—		8.68	(g)	12.74	13.70	12.63	13.13	16.02	NA	(g)	NA	NA	NA	NA		NA

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2020

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

Mutual of America Institutional Funds, Inc. (the “Investment Company”) was incorporated on October 27, 1994 under the laws of Maryland and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, commonly known as a “mutual fund.” At June 30, 2020, it had eight series of capital stock outstanding, each series representing respective shares of the All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Small Cap Value Fund, Small Cap Growth Fund, International Fund, Bond Fund and Money Market Fund (collectively, “the Funds”). Each Fund has its own investment objective and policies. Shares of the Funds of the Investment Company are offered on a no-load basis through its distributor, Mutual of America Securities LLC, a registered broker-dealer and affiliate of the Investment Company’s investment management adviser, Mutual of America Capital Management LLC (the “Adviser”). The Investment Company is designed primarily as an investment vehicle for institutional investors, such as endowments, foundations, corporations, municipalities and other public entities. The International Fund commenced operations on May 1, 2019.

The Funds follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Codification Topic 946 Financial Services — Investment Companies. The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with GAAP:

Fair Value — The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities.

•	Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of June 30, 2020, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of two securities in the All America and Small Cap Growth Funds (see Note 1 below) which were considered Level 3. In addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered Level 2. Furthermore, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such 144A securities as of June 30, 2020. Fair value inputs for all debt securities and temporary cash investments were considered Level 2. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period. During 2020, there were no transfers between Level 1 and Level 2 securities.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2020

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of June 30, 2020:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total

Investments at Fair Value:

(See Portfolios of Investments for More Details)
All America Fund
Common Stock-Indexed	$4,024,196	—	—		$4,024,196
Common Stock-Active	$2,453,361	—	$120	(1)	$2,453,481
Short-Term Debt Securities-Indexed	—	$74,998	—		$74,998
Temporary Cash Investment	—	$182,556	—		$182,556

	$6,477,557	$257,554	$120		$6,735,231
Equity Index Fund
Common Stock-Indexed	$52,110,299	—	—		$52,110,299
Short-Term Debt Securities	—	$339,977	—		$339,977
Temporary Cash Investment	—	$848,881	—		$848,881

	$52,110,299	$1,188,858	—		$53,299,157
Mid-Cap Equity Index Fund
Common Stock-Indexed	$22,458,087	—	—		$22,458,087
Short-Term Debt Securities	—	$499,972	—		$499,972
Temporary Cash Investment	—	$613,082	—		$613,082

	$22,458,087	$1,113,054	—		$23,571,141
Small Cap Value Fund
Common Stock	$8,387,330	—	$—		$8,387,330
Temporary Cash Investment	—	$368,171	—		$368,171

	$8,387,330	$368,171	$—		$8,755,501
Small Cap Growth Fund
Common Stock	$9,758,673	—	$1,445	(1)	$9,760,118
Temporary Cash Investment	—	$179,768	—		$179,768

	$9,758,673	$179,768	$1,445		$9,939,886
International Fund
Common Stock	$1,762,827	—	—		$1,762,827
Temporary Cash Investment	—	$25,439	—		$25,439

	$1,762,827	$25,439	—		$1,788,266
Bond Fund
U.S. Government Debt	—	$12,994,671	—		$12,994,671
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$7,180,929	—		$7,180,929
Long-Term Corporate Debt	—	$5,200,480	—		$5,200,480
Temporary Cash Investment	—	$325,335	—		$325,335

	—	$25,701,415	—		$25,701,415
Money Market Fund
U.S. Government Debt	—	$4,999,153	—		$4,999,153
U.S. Government Agency Short-Term Debt	—	$2,549,802	—		$2,549,802
Commercial Paper	—	$10,448,375	—		$10,448,375
Corporate Debt	—	$1,447,204	—		$1,447,204
Temporary Cash Investment	—	$83,079	—		$83,079

	—	$19,527,613	—		$19,527,613

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2020

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

Other Financial Instruments:*
All America Fund	$3,328	—	—	$3,328
Equity Index Fund	$26,620	—	—	$26,620
Mid-Cap Equity Index Fund	$15,767	—	—	$15,767

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instruments.
(1)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Six Months Ended June 30, 2020
	Balance December 31, 2019(a)	Change in Unrealized Gains (Losses)		Realized Gains (Losses)		Transfers Into Level 3	Transfers Out of Level 3	Purchases	Sales		Balance June 30, 2020(a)		Unrealized Gains/(Losses) of Level 3 Assets Held as of June 30, 2020 Included in Statements of Operations
All America Fund – Active Common Stock	$5,255	$(1,538	)(b)	$1,914	(b)	—	—	—	$(5,511	)(b)	$120	(b)	$(1,538	)(b)
Small Cap Value Fund	$46,064	$(11,853	)(c)	$15,228	(c)	—	—	—	$(49,439	)(c)	—		$(11,853	)(c)
Small Cap Growth Fund	$1,445	—		—		—	—	—	—		$1,445	(d)	—

(a)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

(b)

Level 3 security, Ferroglobe Representation & Warranty Insurance Trust, with $0 fair value and Alder Biopharmaceuticals — contingent value rights with $120 fair value. Level 3 security, Xura, Inc., with change in unrealized loss of $(1,538), realized gain of $1,914 and sales of $5,511.

(c)	Level 3 security, Xura, Inc., with change in unrealized loss of $(11,853), realized gain of $15,228 and sales of $49,439.
(d)	Level 3 security, Ferroglobe Representation & Warranty Insurance Trust, with $0 fair value and Alder Biopharmaceuticals — contingent value rights with $1,445 fair value.

Security Valuation — Investment securities are carried at fair value as follows:

Fund investments are fair valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day the Exchange is open for trading. The Exchange usually closes at 4:00 pm Eastern Time but sometimes closes earlier. The Board of Directors of the Investment Company (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to the Adviser. Pursuant to the Board’s delegation, the Adviser has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval and ratification at its next regularly scheduled quarterly meeting. For fiscal reporting year-end, securities were fair valued at the close of the last business day.

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2020

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

Temporary cash investments are amounts on deposit with financial institutions that are swept daily into an overnight investment and returned the next business day. Cash equivalents such as short-term temporary cash investments are valued at amortized cost.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Adviser uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used as the calculated fair value.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of equity securities is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts — The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. These purchases of futures contracts allow the funds to invest available cash to attempt to efficiently and cost effectively keep the funds fully invested on a daily basis in an attempt to minimize deviation from the performance of the indices. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which they are traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.

The “Underlying Face Amount at Value” (appearing in the “Footnotes to Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2020

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

The following table presents the financial statement impacts resulting from the funds’ use of futures contracts at their fair values as of June 30, 2020 and for the six months ended June 30, 2020:

Derivatives not accounted for as hedging instruments	Risk Type	Location on Statements of Assets and Liabilities	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund
Futures Contracts	Equity	Total Distributable Earnings (Loss)	$3,328	$26,620	$15,767

Derivatives not accounted for as hedging instruments	Risk Type	Location on Statements of Operations	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund
Futures Contracts	Equity	Net realized gain (loss) on Futures contracts	$(6,426)	$(53,583)	$(86,420)

Futures Contracts	Equity	Change in net unrealized appreciation (depreciation) of Futures contracts	$540	$(1,255)	$1,447

During the six months ended June 30, 2020, the Equity Index Fund, Mid-Cap Equity Index Fund and All America Fund held futures contracts with average notional amounts of $1,247,636, $749,212 and $138,885, respectively.

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock.

The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.

Investment Income — Interest income, accretion of discount and amortization of premium are recorded on an accrual basis using the effective interest method. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt.

Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation succeed, such amounts are recorded as income upon collection.

Expenses — Each of the Funds of the Investment Company is charged for those expenses which can be directly attributed to a fund’s operation. Expenses which cannot be so attributed are generally allocated among the funds based on relative net assets.

Distributions to Shareholders (“Dividends”) — Distributions to shareholders are recorded on the ex-dividend date. It is the Investment Company’s policy to make semi-annual distributions of its net investment income and annual distributions of net realized gains, if any, in accordance with Federal income tax regulations, which may differ from GAAP. Accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under income tax regulations. These reclassifications have no impact on net assets.

Federal Income Taxes — Each of the Investment Company’s Funds intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

GAAP requires the evaluation of tax positions taken in the course of preparing a fund’s tax return to determine whether it is “more-likely-than-not” that tax positions taken in the fund’s tax return will be ultimately sustained, and, if not, a tax liability and expense is recorded.

As of December 31, 2019, management has evaluated the tax positions taken on the Funds’ filed tax returns for all open tax years and has concluded that no tax provision is required in any of the Funds’ financial statements. Each Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2020

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

The Bond Fund had a capital loss carry forward of $66,463 to offset net realized capital gains generated after December 31, 2019.

The Money Market Fund, Bond Fund, and Mid-Cap Equity Index Fund recognized a post-October 2019 capital loss of $112, $677, and $18,574, respectively, which were deferred for income tax purposes to the first day of the following year.

The Small Cap Value Fund recognized a late-year 2019 ordinary loss of $224, which was deferred for income tax purposes to the first day of the following year.

2.	EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES

The Investment Company has an Investment Advisory agreement with the Adviser, an indirect wholly-owned subsidiary of Mutual of America Life Insurance Company. Each fund accrues a fee payable to the Adviser for investment management services that the Adviser provides to the Investment Company. The fee is calculated as a daily charge of the value of the net assets of each fund, at the following annual rates:

Fund	Annual Investment Management Fee
All America Fund	.50%
Equity Index Fund	.125%
Mid-Cap Equity Index Fund	.125%
Small Cap Value Fund	.85%
Small Cap Growth Fund	.85%
International Fund	.125%
Bond Fund	.45%
Money Market Fund	.20%

Effective September 3, 2009, the Adviser to the Money Market Fund agreed to waive as much of its fee (and reimburse the Fund’s operating expenses) as necessary in order to cause the cumulative monthly total investment return, net of fees and expenses, to be no less than zero. During the six months ended June 30, 2020, the Adviser’s fee for the Money Market Fund was .20%.

The Adviser’s contractual expense reimbursement agreement, effective April 1, 2002, which reimbursed each fund’s non-advisory operating expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) remained in effect through April 30, 2010. Effective May 1, 2010, a new expense reimbursement agreement went into effect. The new agreement only reimbursed the Equity Index and Mid-Cap Equity Index Funds’ non-advisory operating expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses). The other funds’ expenses were not reimbursed. The May 1, 2010 expense reimbursement agreement expired on December 31, 2012.

Effective January 1, 2013, a new contractual expense reimbursement agreement went into effect, under which the Adviser agreed to reimburse all the Funds’ non-advisory operating expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses). This agreement is effective through April 30, 2021 and continues into successive 12 month periods ending on April 30 unless i) the Investment Company gives not less than 30 days written notice to the Adviser, or ii) the Adviser gives 45 days advance notice to the Investment Company before the next May 1 of a given year to terminate the agreement. In that case, the agreement will terminate on the next May 1 following the written notice. However, the Money Market Fund’s total fees and expenses are subject to the September 3, 2009 arrangement outlined above until such time as it is revoked. During the year ended December 31, 2019, all of the Money Market Fund’s non-advisory operating expenses and none of the investment management fee, were reimbursed by the Adviser.

The Investment Company has an Investment Accounting Agreement with the Adviser, pursuant to which the Adviser has agreed to serve as investment accounting and record keeping agent for the Funds and to calculate the net asset values of the Funds. The compensation paid by the Funds for these services is subject to the expense reimbursement agreement of the Adviser described above.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2020

3.	INVESTMENTS

The cost of investment purchases and proceeds from sales of investments, excluding short-term investments, U.S. Government Securities and futures contracts, for the six months ended June 30, 2020 were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Cost of investment purchases	$870,392	$3,587,890	$2,783,546	$1,972,198

Proceeds from sales of investments	$765,342	$1,992,282	$2,735,177	$1,674,607

	Small Cap Growth Fund	International Fund	Bond Fund	Money Market Fund
Cost of investment purchases	$3,375,277	$293,411	$420,566	—

Proceeds from sales of investments	$3,465,577	$146,146	$1,061,403	—

The cost of investment purchases and proceeds from sales of U.S. Government (excluding short-term) securities were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Cost of investment purchases	—	—	—	—

Proceeds from sales of investments	—	—	—	—

	Small Cap Growth Fund	International Fund	Bond Fund	Money Market Fund
Cost of investment purchases	—	—	$2,650,026	—

Proceeds from sales of investments	—	—	$1,039,931	—

For the Money Market Fund the cost of short-term securities, including U.S. Government Securities, purchased was $100,179,050; proceeds from sales were $102,080,331.

The components of net unrealized appreciation (depreciation) of investments for federal income tax purposes and the cost of investments for federal income tax purposes at June 30, 2020 for each of the Funds were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Unrealized Appreciation	$1,081,763	$19,089,268	$4,643,750	$897,088
Unrealized Depreciation	(689,765)	(3,677,034)	(3,411,841)	(1,392,116)

Net	$391,998	$15,412,234	$1,231,909	$(495,028)

Tax Cost of Investments	$6,343,233	$37,886,923	$22,339,232	$9,250,529

	Small Cap Growth Fund	International Fund	Bond Fund	Money Market Fund
Unrealized Appreciation	$2,003,651	$16,851	$2,125,667	$124
Unrealized Depreciation	(695,471)	(129,511)	(148,287)	(344)

Net	$1,308,180	$(112,660)	$1,977,380	$(220)

Tax Cost of Investments	$8,631,706	$1,900,926	$23,724,035	$19,527,833

Differences between amounts reflected in the Statements of Assets and Liabilities and those computed for federal income tax purposes arise primarily from federal income tax treatment of wash sales, REITs, partnerships, corporate actions and futures contracts.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2020

4.	CAPITAL SHARE ACTIVITY AND AFFILIATED OWNERSHIP

At June 30, 2020, one billion shares of common stock (par value of $.01 per share) had been authorized for the Investment Company. The Board of Directors has allocated 25 million shares to the All America Fund, 15 million shares each to the Equity Index, Bond and Money Market Funds, and 10 million shares each to the Small Cap Value, Small Cap Growth, Mid-Cap Equity Index and International Funds.

As of June 30, 2020, Mutual of America Life Insurance Company and its subsidiaries (affiliates of the Adviser) were shareholders by the following percentages of each fund’s outstanding shares:

All America Fund	0%
Equity Index Fund	0%
Mid-Cap Equity Index Fund	0%
Small Cap Value Fund	35%
Small Cap Growth Fund	51%
International Fund	53%
Bond Fund	6%
Money Market Fund	0%

5.	FUND OWNERSHIP

In addition to the affiliated ownership as described in Note 4 above, other beneficial ownerships (shareholders owning five percent or more of a fund’s outstanding shares) at June 30, 2020 were as follows:

All America Fund: seven shareholders owning 23%, 22%, 8%, 8%, 7%, 6% and 6%, respectively.

Equity Index Fund: five shareholders owning 18%,15%, 15%, 10% and 5%, respectively.

Mid-Cap Equity Index Fund: four shareholders owning 31%, 17%, 12% and 6%, respectively.

Small Cap Value Fund: three shareholders owning 28%, 13% and 8%, respectively.

Small Cap Growth Fund: two shareholders owning 19% and 12%, respectively.

International Fund: two shareholders owning 40% and 6%, respectively.

Bond Fund: four shareholders owning 25%, 15%, 13% and 8%, respectively.

Money Market Fund: six shareholders owning 10%, 10%, 10%, 6%, 6% and 5%, respectively.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION

Distributions — On June 29, 2020, ordinary dividend distributions from net investment income were declared and paid for each of the Funds other than the Small Cap Growth Fund.

Pursuant to shareholders’ instructions, substantially all 2020 and 2019 dividend distributions were immediately reinvested into their respective Funds. The tax character of the distributions paid during 2020 and 2019 were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Ordinary Income (a)
2020	$43,763	$472,738	$187,713	$85,024
2019	$144,275	$1,039,118	$389,214	$172,441
Long-Term Capital Gains
2020	$0	$0	$0	$0
2019	$1,325,512	$2,179,768	$868,762	$188,990
Return of Capital
2020	$0	$0	$0	$0
2019	$0	$0	$0	$0

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2020

6.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (CONTINUED)

	Small Cap Growth Fund	International Fund	Bond Fund	Money Market Fund
Ordinary Income (a)
2020	$0	$17,242	$272,966	$78,916
2019	$32,051	$50,784	$608,380	$465,442
Long-Term Capital Gains
2020	$0	$0	$0	$0
2019	$188,273	$0	$0	$0
Return of Capital
2020	$0	$0	$15,437	$0
2019	$0	$0	$19,838	$11,110

Notes:

(a)	Includes distributions from fund-level net short-term capital gains.

NA = Not Applicable.

Undistributed net income and gains (losses) — As of June 30, 2020, undistributed net income and undistributed accumulated gain (loss) for federal income tax purposes were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Accumulated undistributed net investment income	$32,771	$198,288	$6,504	$11,922
Accumulated undistributed realized gain (loss) on investments and futures contracts	$2,336,809	$1,417,170	$625,170	$(1,127,855)
Net unrealized appreciation (depreciation) of investments and futures contracts	$391,998	$15,412,234	$1,231,909	$(495,028)

	Small Cap Growth Fund	International Fund	Bond Fund	Money Market Fund
Accumulated undistributed net investment income	$3,604	$3,563	$0	$799
Accumulated undistributed realized gain (loss) on investments and futures contracts	$540,830	$(26,004)	$(47,322)	$(81)
Net unrealized appreciation (depreciation) of investments and futures contracts	$1,308,180	$(112,660)	$1,977,380	$(220)

The difference between the components of distributable earnings for income tax purposes and the amounts reflected in the statements of assets and liabilities are primarily due to the federal income tax treatment of wash sales, REITs, partnerships, corporate actions and futures contracts.

7.	RECENT ACCOUNTING PRONOUNCEMENTS

In March 2017, the FASB issued Accounting Standards Update (“ASU”) No. 2017-08, which amends guidance on the amortization period of premiums on certain purchased callable debt securities. Specifically, the amendments shorten the amortization period of premiums on certain purchased callable debt securities to the earliest call date. The amendments affect all entities that hold investments in callable debt securities that have an amortized cost basis in excess of the amount that is repayable by the issuer at the earliest call date (that is, at a premium).

For public business entities, the amendments in ASU 2017-08 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Management has evaluated ASU 2017-08 and determined that there is no material impact on the financial statements.

In August 2018, the FASB issued ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2020

7.	RECENT ACCOUNTING PRONOUNCEMENTS (CONTINUED)

amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has decided not to early adopt and continues to evaluate the provisions of the ASU and does not expect a material impact to financial statement disclosures.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

ADDITIONAL INFORMATION

Quarterly Portfolio Schedules

Included in this Semi-Annual Report are schedules of Mutual of America Institutional Funds, Inc.’s (“Investment Company”) Fund portfolio holdings as of June 30, 2020. The Investment Company files complete schedules of Fund portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q or, starting in 2019, on Form N-PORT and for the second and fourth quarters of each fiscal year on Form N-CSR. The Forms N-Q, N-PORT and N-CSR are available on the SEC’s website at http://www.sec.gov.

Proxy Voting Policies and Procedures

A copy of the Investment Company’s proxy voting policies and procedures can be obtained free of charge by calling 1-800-914-8716. It is also available on the SEC’s website at http://www.sec.gov.

Information regarding how the Investment Company voted proxies relating to portfolio securities during the 12-month period ended June 30, 2020 is available without charge by calling 1-800-914-8716. It is also available on the SEC website.

Code of Ethics

The Investment Company has adopted a Code of Ethics that complies with Rule 17j-1 of the Investment Company Act of 1940 and with the requirements of the Sarbanes-Oxley Act of 2002. A copy of the Code of Ethics is available free of charge, upon request. To obtain a free copy of the Code of Ethics, please call (212) 224-1568 or write to:

Ms. Kathryn A. Lu

Executive Vice President and Chief Compliance Officer

Mutual of America Institutional Funds, Inc.

320 Park Avenue

New York, NY 10022-6839

Renewal of Investment Advisory Agreements

At its meeting held on February 27, 2020, the Board of Directors of the Investment Company renewed for a one-year period the investment advisory agreement with Mutual of America Capital Management Corporation (the “Adviser”). The Board determined that renewing the agreement with the Adviser was in the best interest of the Investment Company based on the following considerations which are further enumerated below. The Board concluded that Mutual of America Capital Management Corporation has performed extensive services for the Investment Company and has demonstrated satisfactory performance, that its fee is reasonable in comparison to fees charged for similar services to similar funds by other advisers, that the method of calculating the fee is reasonable, that the Adviser has not made excessive profits from the contract and the fee levels reflect that the Funds are appropriately benefiting from economies of scale.

Nature, Extent and Quality of Services

The Board considered the depth of experience and organizational structure of the Adviser. At December 31, 2019, the Adviser had approximately $19 billion of assets under management. The individual portfolio managers that oversee the investment performance of each of the Investment Company’s Funds have extensive experience and knowledge of the specific markets in which they participate. The Adviser adheres to a strict best execution policy which requires it to select broker/dealers based on their ability to execute trades at a favorable and reasonable price. All else being equal, the Advisor will also consider any research that the broker/dealers may provide. The Adviser maintains a highly qualified staff of research analysts and quantitative analysts who assist in the implementation of the disciplined investment policies employed by the portfolio managers to enhance stock selection and manage risk in the portfolios. The Adviser’s quantitative analysts have developed proprietary models that result in daily risk and attribution reports as well as information on stock movements, to enable the portfolio managers to make fully informed decisions on stock selection and to constantly evaluate the structure of each portfolio. When purchasing research and other services, the Adviser uses its own funds to purchase such services from recognized firms that are utilized by the research staff. The Adviser also receives research services from broker/dealers which are utilized to benefit the Funds. The Board was aware of the receipt of these research services when it considered renewing the advisory agreement with the Adviser. The Adviser, at no cost, provides services beyond those set forth in the advisory agreement, such as assistance in the preparation of marketing materials and attendance at client and prospect meetings.

Investment Performance

The Board considered the short- and long-term performance of the Funds. During 2019, the vast majority of the Funds demonstrated gross performance that was above their benchmarks, when considering minimal tracking error. Performance has continued to improve over the past number of years due to changes made in the Adviser’s investment process and personnel, including the creation of the quantitative research group mentioned above.

Cost and Profit

The Board compared the advisory fees charged to each Fund by the Adviser with fees of numerous similar funds. In the case of each Fund, the Adviser’s fee compared favorably with fees charged by other advisers. Finally, the Adviser has not shown excessively high profits from the fees it is paid by the Investment Company.

Economies of Scale

The Board concluded that the reasonableness of the Adviser’s fees, particularly when compared to fees of similar funds that, in most cases, are many times the asset size of the Funds of the Investment Company demonstrates the fact that the Funds are benefiting from economies of scale. The Adviser utilizes the resources at its disposal efficiently. Its fees reflect cost savings and expense discounts, if any, that it realizes from volume increases.

MUTUAL OF AMERICA INSTITUTIONAL

FUNDS, INC.

Distributed by:

MUTUAL OF AMERICA SECURITIES LLC

320 PARK AVENUE

NEW YORK, NY 10022-6839

800-914-8716

ITEM 2.	CODE OF ETHICS.

Item not applicable to semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Item not applicable to semi-annual report.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item not applicable to semi-annual report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)	Not applicable. The complete Schedules of Investment are included as part of the Reports to Stockholders in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

Attached hereto:

(a) (1) Not applicable to semi-annual report.

(2) Exhibit 99.CERT	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

(3) Not applicable.

(b) Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  Mutual of America Institutional Funds, Inc.

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date:	September 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date:	September 4, 2020

By:	/s/ CHRIS W. FESTOG
Chris W. Festog
Senior Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Institutional Funds, Inc.

Date:	September 4, 2020